UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06367

                             Gabelli Equity Series Funds, Inc.                                .

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund Semiannual Report — March 31, 2017

To Our Shareholders,	Mario J. Gabelli, CFA Portfolio Manager

For the six months ended March 31, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 7.5% compared with an increase of 10.1% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a)(b) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(01/02/92)
Class AAA (GABEX)	7.48%	13.38%	9.64%	6.31%	7.74%	9.95%
S&P 500 Index	10.12	17.17	13.30	7.51	7.09	9.31(c)
Nasdaq Composite Index	11.99	22.93	15.38	10.60	9.23	9.58(c)
Lipper Equity Income Fund Average	9.26	16.09	11.34	5.93	6.60	8.45
Class A (GCAEX)	7.51	13.39	9.65	6.32	7.74	9.95
With sales charge (d)	1.33	6.87	8.35	5.70	7.31	9.69
Class C (GCCEX)	7.08	12.52	8.82	5.53	7.04	9.52
With contingent deferred sales charge (e)	6.08	11.52	8.82	5.53	7.04	9.52
Class I (GCIEX)	7.62	13.67	9.92	6.57	7.91	10.05

In the current prospectuses dated January 27, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 11 for the expense ratios for the six months ended March 31, 2017. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	S&P 500 Index and Nasdaq Composite Index since inception performance is as of December 31, 1991.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Equity Income Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2016 through March 31, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000

= 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,074.80	1.41%	$ 7.29
Class A	$1,000.00	$1,075.10	1.41%	$ 7.29
Class C	$1,000.00	$1,070.80	2.16%	$11.15
Class I	$1,000.00	$1,076.20	1.16%	$ 6.00
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.90	1.41%	$ 7.09
Class A	$1,000.00	$1,017.90	1.41%	$ 7.09
Class C	$1,000.00	$1,014.16	2.16%	$10.85
Class I	$1,000.00	$1,019.15	1.16%	$ 5.84
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2017:

The Gabelli Equity Income Fund

Financial Services	21.1%
Food and Beverage	14.3%
Health Care	10.5%
Retail	6.9%
Consumer Products	4.6%
Diversified Industrial	4.5%
Energy and Utilities: Oil	3.3%
Telecommunications	3.3%
Automotive: Parts and Accessories	2.4%
Broadcasting	2.0%
Aerospace	2.0%
Entertainment	1.9%
Equipment and Supplies	1.8%
Computer Software and Services	1.6%
Specialty Chemicals	1.6%
Business Services	1.5%
Energy and Utilities: Services	1.5%
Building and Construction	1.4%
Electronics	1.4%
Energy and Utilities: Natural Gas	1.3%
Real Estate Investment Trusts	1.1%
Cable and Satellite	1.1%

Computer Hardware	1.0%
Machinery	0.9%
Environmental Services	0.9%
Agriculture	0.8%
Wireless Communications	0.8%
Metals and Mining	0.7%
Communications Equipment	0.7%
Energy and Utilities: Integrated	0.6%
Transportation	0.5%
Automotive	0.4%
Aviation: Parts and Services	0.4%
Energy and Utilities: Electric	0.3%
Hotels and Gaming	0.3%
Consumer Services	0.2%
Energy and Utilities: Water	0.2%
Paper and Forest Products	0.0%*
Real Estate	0.0%*
Publishing	0.0%*
Other Assets and Liabilities (Net)	0.2%

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.6%
	Aerospace — 2.0%
64,000	Aerojet Rocketdyne Holdings Inc.†	$359,828	$1,388,800
2,000	Lockheed Martin Corp.	47,350	535,200
10,000	Raytheon Co.	279,200	1,525,000
97,000	Rockwell Automation Inc.	3,592,399	15,103,870
2,000	Rockwell Collins Inc.	15,844	194,320
1,400,000	Rolls-Royce Holdings plc	10,045,580	13,225,584

		14,340,201	31,972,774

	Agriculture — 0.8%
90,000	Archer Daniels Midland Co.	2,386,667	4,143,600
80,000	Monsanto Co.	1,395,675	9,056,000
12,000	The Mosaic Co.	186,246	350,160

		3,968,588	13,549,760

	Automotive — 0.4%
214,000	Navistar International Corp.†	4,167,904	5,268,680
30,000	PACCAR Inc.	1,348,822	2,016,000

		5,516,726	7,284,680

	Automotive: Parts and Accessories — 2.4%
15,000	Adient plc	705,000	1,090,050
164,000	Dana Inc.	2,605,637	3,166,840
352,000	Genuine Parts Co.	14,628,700	32,528,320
32,000	Modine Manufacturing Co.†	237,394	390,400
2,500	O’Reilly Automotive Inc.†	62,700	674,600
25,000	Tenneco Inc.	377,913	1,560,500

		18,617,344	39,410,710

	Aviation: Parts and Services — 0.4%
100,000	Arconic Inc.	1,882,016	2,634,000
29,000	United Technologies Corp.	1,453,950	3,254,090

		3,335,966	5,888,090

	Broadcasting — 2.0%
347,500	CBS Corp., Cl. A, Voting	8,267,956	24,460,525
65,575	Liberty Global plc, Cl. A†	1,481,226	2,352,175
158,000	Liberty Global plc, Cl. C†	3,557,432	5,536,320
36,000	MSG Networks Inc., Cl. A†	134,967	840,600

		13,441,581	33,189,620

	Building and Construction — 1.4%
200,000	Fortune Brands Home & Security Inc.	1,974,872	12,170,000
49,000	Herc Holdings Inc.†	1,576,954	2,395,610
218,000	Johnson Controls International plc	4,478,617	9,182,160

		8,030,443	23,747,770

	Business Services — 1.5%
37,000	Automatic Data Processing Inc.	1,358,159	3,788,430
90,000	Diebold Nixdorf Inc.	2,691,375	2,763,000

Shares		Cost	Market Value
100,000	MasterCard Inc., Cl. A	$864,079	$11,247,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	132,352	205,520
40,000	Pentair plc	1,223,885	2,511,200
30,000	S&P Global Inc.	1,225,693	3,922,200
4,000	Vectrus Inc.†	61,245	89,400

		7,556,788	24,526,750

	Cable and Satellite — 1.1%
10,000	AMC Networks Inc., Cl. A†	389,742	586,800
167,000	DISH Network Corp., Cl. A†	3,388,521	10,602,830
16,000	EchoStar Corp., Cl. A†	478,840	911,200
8,181	Liberty Global plc LiLAC, Cl. A†	221,309	181,945
20,030	Liberty Global plc LiLAC, Cl. C†	541,872	461,491
60,000	Scripps Networks Interactive Inc., Cl. A	2,582,949	4,702,200

		7,603,233	17,446,466

	Communications Equipment — 0.7%
430,000	Corning Inc.	5,496,825	11,610,000

	Computer Hardware — 1.0%
22,000	Apple Inc.	1,611,288	3,160,520
77,000	International Business Machines Corp.	6,120,171	13,408,780

		7,731,459	16,569,300

	Computer Software and Services — 1.6%
10,000	CDK Global Inc.	151,748	650,100
100,000	Fidelity National Information Services Inc.	1,648,845	7,962,000
280,000	Hewlett Packard Enterprise Co.	3,269,102	6,636,000
50,000	Microsoft Corp.	1,397,000	3,293,000
23,000	NetScout Systems Inc.†	371,369	872,850
163,000	Yahoo! Inc.†	2,658,679	7,564,830

		9,496,743	26,978,780

	Consumer Products — 4.6%
44,000	Altria Group Inc.	517,039	3,142,480
81,000	Edgewell Personal Care Co.†	3,402,906	5,924,340
60,000	Energizer Holdings Inc.	744,798	3,345,000
2,000	National Presto Industries Inc.	60,046	204,400
50,000	Philip Morris International Inc.	1,501,172	5,645,000
92,000	Reckitt Benckiser Group plc	2,835,852	8,398,321
25,000	Svenska Cellulosa AB, Cl. A	485,531	823,043
1,000,000	Swedish Match AB	12,530,354	32,531,122
120,000	The Procter & Gamble Co.	6,634,812	10,782,000
80,000	Unilever NV - NY Shares	1,607,207	3,974,400

		30,319,717	74,770,106

	Consumer Services — 0.2%
3,500	Allegion plc	50,080	264,950

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
76,000	Rollins Inc.	$168,607	$2,821,880

		218,687	3,086,830

	Diversified Industrial — 4.5%
92,000	Crane Co.	3,022,292	6,884,360
80,000	Eaton Corp. plc	3,769,548	5,932,000
635,000	General Electric Co.	10,524,243	18,923,000
150,000	Honeywell International Inc.	4,338,399	18,730,500
50,000	ITT Inc.	1,004,526	2,051,000
50,000	Jardine Matheson Holdings Ltd.	2,372,853	3,212,500
180,000	Jardine Strategic Holdings Ltd.	4,227,653	7,560,000
120,000	Textron Inc.	763,372	5,710,800
350,000	Toray Industries Inc.	2,392,238	3,102,937
37,000	Trinity Industries Inc.	622,753	982,350

		33,037,877	73,089,447

	Electronics — 1.4%
45,000	Sony Corp.	1,174,377	1,522,231
85,000	Sony Corp., ADR	2,025,391	2,867,050
74,000	TE Connectivity Ltd.	2,500,525	5,516,700
160,000	Texas Instruments Inc.	4,058,668	12,889,600

		9,758,961	22,795,581

	Energy and Utilities: Electric — 0.3%
10,000	American Electric Power Co. Inc.	343,190	671,300
7,000	Avangrid Inc.	137,482	299,180
45,000	El Paso Electric Co.	351,450	2,272,500
50,000	Korea Electric Power Corp., ADR†	650,030	1,036,500
105,000	The AES Corp.	518,708	1,173,900

		2,000,860	5,453,380

	Energy and Utilities: Integrated — 0.6%
5,512	California Resources Corp.†	109,927	82,901
5,000	Duke Energy Corp.	232,724	410,050
200,000	Energy Transfer Equity LP	1,172,695	3,946,000
29,000	Eni SpA.	304,221	474,887
14,000	Eversource Energy	211,873	822,920
6,500	Iberdrola SA, ADR	98,020	185,900
64,000	OGE Energy Corp.	853,373	2,238,720
59,000	PNM Resources Inc.	607,016	2,183,000

		3,589,849	10,344,378

	Energy and Utilities: Natural Gas — 1.3%
2,000	Atmos Energy Corp.	52,608	157,980
82,000	Kinder Morgan Inc.	2,633,430	1,782,680
200,000	National Fuel Gas Co.	8,744,249	11,924,000
15,000	ONE Gas Inc.	62,574	1,014,000
100,000	ONEOK Inc.	950,979	5,544,000

Shares		Cost	Market Value
12,000	Southwest Gas Holdings Inc.	$246,965	$994,920

		12,690,805	21,417,580

	Energy and Utilities: Oil — 3.3%
170,000	Anadarko Petroleum Corp.	8,487,661	10,540,000
1,500	Apache Corp.	83,360	77,085
60,000	BP plc, ADR	2,465,794	2,071,200
100,000	Chevron Corp.	3,963,114	10,737,000
97,000	ConocoPhillips	1,868,720	4,837,390
16,000	Denbury Resources Inc.†	47,450	41,280
39,000	Devon Energy Corp.	1,150,715	1,627,080
100,000	Exxon Mobil Corp.	2,740,792	8,201,000
106,000	Hess Corp.	6,323,282	5,110,260
24,000	Marathon Oil Corp.	536,370	379,200
22,000	Marathon Petroleum Corp.	305,868	1,111,880
44,000	Occidental Petroleum Corp.	1,545,094	2,787,840
3,000	PetroChina Co. Ltd., ADR	234,161	219,750
100,000	Royal Dutch Shell plc, Cl. A, ADR	4,387,400	5,273,000
17,000	Total SA, ADR	282,789	857,140

		34,422,570	53,871,105

	Energy and Utilities: Services — 1.5%
345,000	Halliburton Co.	10,163,305	16,977,450
93,000	Oceaneering International Inc.	2,001,490	2,518,440
50,000	Schlumberger Ltd.	1,999,420	3,905,000
100,000	Weatherford International plc†	1,082,690	665,000

		15,246,905	24,065,890

	Energy and Utilities: Water — 0.2%
18,000	Aqua America Inc.	132,783	578,700
80,000	Severn Trent plc	2,133,400	2,387,521

		2,266,183	2,966,221

	Entertainment — 1.9%
140,000	Grupo Televisa SAB, ADR	3,208,156	3,631,600
12,000	The Madison Square Garden Co, Cl. A†	347,057	2,396,520
64,000	Time Warner Inc.	1,538,072	6,253,440
155,000	Twenty-First Century Fox Inc., Cl. B	4,830,463	4,925,900
294,000	Viacom Inc., Cl. A	11,552,581	14,332,500

		21,476,329	31,539,960

	Environmental Services — 0.9%
50,000	Republic Services Inc.	1,684,307	3,140,500
160,000	Waste Management Inc.	5,307,780	11,667,200

		6,992,087	14,807,700

	Equipment and Supplies — 1.7%
60,000	A.O. Smith Corp.	208,117	3,069,600
16,346	Danaher Corp.	476,946	1,398,073
183,000	Flowserve Corp.	2,365,375	8,860,860
24,000	Graco Inc.	1,307,940	2,259,360

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
12,000	Ingersoll-Rand plc	$249,750	$975,840
22,000	Minerals Technologies Inc.	757,033	1,685,200
186,500	Mueller Industries Inc.	3,696,433	6,383,895
16,000	Parker-Hannifin Corp.	835,168	2,565,120
15,000	Tenaris SA, ADR	306,100	512,100

		10,202,862	27,710,048

	Financial Services — 21.1%
6,500	Alleghany Corp.†	1,001,491	3,995,290
220,000	AllianceBernstein Holding LP	2,898,171	5,027,000
235,000	American Express Co.	8,383,426	18,590,850
140,000	American International Group Inc.	3,196,704	8,740,200
27,000	Argo Group International Holdings Ltd.	605,879	1,830,600
19,000	Banco Popular Espanol SA†	141,050	18,445
5,195	Banco Santander Chile, ADR	29,250	130,291
93,000	Banco Santander SA, ADR	699,738	564,510
335,000	Bank of America Corp.	3,395,384	7,902,650
13,056	BNP Paribas SA	580,935	869,536
384,000	Citigroup Inc.	14,216,228	22,970,880
12,000	Deutsche Bank AG†	197,322	205,920
57,000	Dundee Corp., Cl. A†	681,292	174,448
44,000	Eaton Vance Corp.	1,344,334	1,978,240
130,000	Federated Investors Inc., Cl. B	3,202,051	3,424,200
34,000	Fidelity Southern Corp.	281,974	760,920
165,000	H&R Block Inc.	2,657,891	3,836,250
54,000	Interactive Brokers Group Inc., Cl. A	820,617	1,874,880
245,000	Janus Capital Group Inc.	2,159,085	3,234,000
240,000	JPMorgan Chase & Co.	8,149,374	21,081,600
82,000	Julius Baer Group Ltd.	2,712,412	4,093,246
30,000	Kemper Corp.	795,002	1,197,000
90,100	Kinnevik AB, Cl. A	1,682,511	2,686,716
19,000	Kinnevik AB, Cl. B	278,394	506,771
335,000	Legg Mason Inc.	6,681,494	12,096,850
15,000	Leucadia National Corp.	263,160	390,000
110,000	Loews Corp.	4,225,687	5,144,700
134,000	M&T Bank Corp.	9,515,118	20,733,820
330,000	Marsh & McLennan Companies Inc.	9,904,960	24,383,700
300,000	Morgan Stanley	7,001,380	12,852,000
262,000	Navient Corp.	2,121,415	3,867,120
60,000	Northern Trust Corp.	2,586,193	5,194,800
60,000	Och-Ziff Capital Management Group LLC, Cl. A	285,790	135,600
40,000	Oritani Financial Corp.	400,000	680,000
40,000	Popular Inc.	1,006,510	1,629,200
280,000	SLM Corp.†	1,288,367	3,388,000
170,000	State Street Corp.	7,766,302	13,533,700
284,000	Sterling Bancorp.	3,091,639	6,730,800

Shares		Cost	Market Value
12,000	SunTrust Banks Inc.	$251,737	$663,600
77,000	T. Rowe Price Group Inc.	3,357,105	5,247,550
100,000	TD Ameritrade Holding Corp.	1,692,686	3,886,000
1,000,000	The Bank of New York Mellon Corp.	28,005,472	47,230,000
3,000	The Dun & Bradstreet Corp.	105,969	323,820
18,500	The Goldman Sachs Group Inc.	2,239,746	4,249,820
134,000	The Hartford Financial Services Group Inc.	4,223,029	6,441,380
104,500	The PNC Financial Services Group Inc.	5,544,491	12,565,080
16,000	The Travelers Companies Inc.	636,771	1,928,640
50,000	W. R. Berkley Corp.	1,802,579	3,531,500
108,000	Waddell & Reed Financial Inc., Cl. A	2,182,196	1,836,000
580,000	Wells Fargo & Co.	17,813,900	32,282,800
309,000	Wright Investors’ Service Holdings Inc.†	757,026	201,159

		184,861,237	346,842,082

	Food and Beverage — 14.3%
1,000	Ajinomoto Co. Inc.	15,519	19,730
21,000	Anheuser-Busch InBev SA/NV	344,388	2,305,255
356,000	Brown-Forman Corp., Cl. A	6,727,526	16,756,920
178,500	Campbell Soup Co.	5,637,633	10,217,340
80,000	Coca-Cola Amatil Ltd., ADR	246,845	659,200
20,000	Coca-Cola European Partners plc	450,000	753,800
14,500	Coca-Cola Femsa SAB de CV, ADR	590,410	1,039,650
9,000	Constellation Brands Inc., Cl. A	111,631	1,458,630
136,000	Danone SA	6,835,990	9,250,635
570,000	Davide Campari-Milano SpA	4,009,951	6,609,806
96,000	Diageo plc, ADR	5,503,813	11,095,680
50,000	Dr Pepper Snapple Group Inc.	909,059	4,896,000
132,000	Fomento Economico Mexicano SAB de CV, ADR	3,153,416	11,684,640
220,000	General Mills Inc.	5,882,682	12,982,200
2,750,000	Grupo Bimbo SAB de CV, Cl. A	2,204,405	6,837,453
148,000	Heineken NV.	6,988,553	12,599,373
17,000	Heineken NV, ADR	430,190	721,650
230,000	ITO EN Ltd.	4,740,133	8,398,006
39,000	Kellogg Co.	2,082,651	2,831,790
2,000	McCormick & Co. Inc., Cl. V	137,120	194,760
28,000	McCormick & Co. Inc., Non-Voting	1,282,199	2,731,400
753,000	Mondelēz International Inc., Cl. A	14,359,651	32,439,240
115,000	Nestlé SA	3,174,203	8,823,192
65,000	Nestlé SA, ADR	3,829,280	4,998,500
112,000	Nissin Foods Holdings Co. Ltd.	3,674,644	6,207,132

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
3,500,000	Parmalat SpA	$9,623,611	$11,447,865
100,000	PepsiCo Inc.	6,444,340	11,186,000
45,000	Pernod Ricard SA	3,674,041	5,323,882
58,000	Remy Cointreau SA	3,534,133	5,678,231
40,000	Sapporo Holdings Ltd.	932,502	1,081,470
71,000	The Kraft Heinz Co.	2,125,573	6,447,510
160,000	The Coca-Cola Co.	3,550,158	6,790,400
1,000	The Hershey Co.	36,300	109,250
91,000	Tootsie Roll Industries Inc.	1,746,636	3,398,850
4,000	Tyson Foods Inc., Cl. A	31,963	246,840
118,000	Yakult Honsha Co. Ltd.	3,061,394	6,550,256

		118,082,543	234,772,536

	Health Care — 10.5%
35,000	Abbott Laboratories	983,290	1,554,350
12,000	AbbVie Inc.	298,060	781,920
36,000	Aetna Inc.	1,423,297	4,591,800
4,000	Allergan plc.	576,000	955,680
78,000	Baxter International Inc.	1,729,585	4,045,080
21,000	Bio-Rad Laboratories Inc., Cl. A†	2,151,515	4,186,140
80,000	Boston Scientific Corp.†	490,079	1,989,600
420,000	Bristol-Myers Squibb Co.	10,321,764	22,839,600
200,000	Eli Lilly & Co.	7,008,141	16,822,000
20,000	Express Scripts Holding Co.†	1,010,819	1,318,200
13,000	GlaxoSmithKline plc, ADR	574,785	548,080
20,600	Henry Schein Inc.†	521,297	3,501,382
155,000	Johnson & Johnson	9,420,707	19,305,250
3,000	Laboratory Corp. of America Holdings†	192,372	430,410
50,000	Mead Johnson Nutrition Co.	2,222,899	4,454,000
345,000	Merck & Co. Inc.	9,819,021	21,921,300
236,000	Novartis AG, ADR	12,898,248	17,527,720
215,000	Patterson Cos., Inc.	7,565,090	9,724,450
311,000	Pfizer Inc.	5,302,341	10,639,310
115,000	Roche Holding AG, ADR	2,186,738	3,683,450
32,000	Roche Holding AG, Genusschein	4,669,076	8,172,116
40,000	Tenet Healthcare Corp.†	918,390	708,400
1,000	UnitedHealth Group Inc.	26,333	164,010
87,500	William Demant Holding A/S†	854,734	1,828,145
61,854	Wright Medical Group NV†	1,273,574	1,924,897
50,000	Zimmer Biomet Holdings Inc.	2,907,785	6,105,500
62,000	Zoetis Inc.	1,793,580	3,308,940

		89,139,520	173,031,730

	Hotels and Gaming — 0.3%
8,000	Las Vegas Sands Corp.	19,953	456,560
78,000	MGM Resorts International	799,235	2,137,200

Shares		Cost	Market Value
15,200	Wynn Resorts Ltd.	$529,409	$1,742,072

		1,348,597	4,335,832

	Machinery — 0.9%
6,000	Caterpillar Inc.	35,181	556,560
90,000	Deere & Co.	3,930,677	9,797,400
100,000	Xylem Inc.	2,608,556	5,022,000

		6,574,414	15,375,960

	Metals and Mining — 0.7%
30,000	Alcoa Corp.	560,214	1,032,000
220,000	Freeport-McMoRan Inc.†	2,553,476	2,939,200
237,000	Newmont Mining Corp.	7,046,043	7,811,520

		10,159,733	11,782,720

	Paper and Forest Products — 0.0%
15,000	International Paper Co.	469,570	761,700

	Publishing — 0.0%
3,000	Value Line Inc.	41,976	51,630

	Real Estate — 0.0%
9,749	Griffin Industrial Realty Inc.	215,514	301,732

	Real Estate Investment Trusts — 1.1%
45,600	Ryman Hospitality Properties Inc.	1,742,930	2,819,448
470,000	Weyerhaeuser Co.	9,844,344	15,970,600

		11,587,274	18,790,048

	Retail — 6.9%
16,000	Compagnie Financiere Richemont SA	540,728	1,265,113
24,562	Copart Inc.†	433,098	1,521,125
75,000	Costco Wholesale Corp.	3,711,893	12,576,750
377,000	CVS Health Corp.	13,031,934	29,594,500
97,200	Ingles Markets Inc., Cl. A	1,718,799	4,194,180
408,000	J.C. Penney Co. Inc.†	4,275,735	2,513,280
425,000	Macy’s Inc.	6,051,219	12,597,000
90,000	Seven & i Holdings Co. Ltd.	2,692,986	3,526,273
166,000	The Home Depot Inc.	4,640,772	24,373,780
27,000	Tractor Supply Co.	278,125	1,862,190
115,000	Walgreens Boots Alliance Inc.	3,580,660	9,550,750
41,000	Wal-Mart Stores Inc.	1,841,970	2,955,280
10,000	Weis Markets Inc.	300,480	596,500
180,000	Whole Foods Market Inc.	2,898,304	5,349,600

		45,996,703	112,476,321

	Specialty Chemicals — 1.6%
15,000	Albemarle Corp.	154,896	1,584,600
6,000	Ashland Global Holdings Inc.	275,062	742,859
180,000	Ferro Corp.†	577,134	2,734,200
8,000	FMC Corp.	186,076	556,720
46,000	H.B. Fuller Co.	950,216	2,371,760

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
109,000	International Flavors & Fragrances Inc.	$4,878,552	$14,445,770
2,400	NewMarket Corp.	9,263	1,087,752
1,000	Quaker Chemical Corp.	10,797	131,660
20,000	Sensient Technologies Corp.	395,247	1,585,200
20,000	The Chemours Co.	210,932	770,000

		7,648,175	26,010,521

	Telecommunications — 3.2%
5,000	AT&T Inc.	119,500	207,750
330,000	BCE Inc.	6,632,294	14,609,100
50,000	BT Group plc	204,914	199,336
32,000	BT Group plc, ADR	469,025	642,880
21,000	CenturyLink Inc.	668,888	494,970
65,000	Cincinnati Bell Inc.†	919,240	1,150,500
285,000	Deutsche Telekom AG, ADR	4,233,443	5,001,750
13,500	Harris Corp.	1,078,762	1,502,145
33,000	Loral Space & Communications Inc.†	1,317,447	1,300,200
25,000	Orange SA, ADR	424,798	388,500
47,000	Proximus SA	1,462,751	1,474,861
45,010	Telefonica SA, ADR	428,921	503,662
316,000	Telephone & Data Systems Inc.	9,068,289	8,377,160
24,000	TELUS Corp.	185,454	779,095
25,000	TELUS Corp., New York	561,870	812,000
300,000	Verizon Communications Inc.	10,344,978	14,625,000

		38,120,574	52,068,909

	Transportation — 0.5%
142,500	GATX Corp.	4,719,293	8,686,800

	Wireless Communications — 0.8%
9,000	Millicom International Cellular SA	513,014	503,190
30,000	Millicom International Cellular SA, SDR	2,004,780	1,672,981
228,000	NTT DoCoMo Inc.	3,309,462	5,309,351
70,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,018,249	579,600
26,000	United States Cellular Corp.†	1,060,411	970,580
134,000	Vodafone Group plc, ADR	5,880,075	3,541,620

		13,785,991	12,577,322

	TOTAL COMMON STOCKS	820,110,703	1,635,958,769

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
30,000	Cincinnati Bell Inc., 6.750%, Ser. B	625,446	1,485,600

Shares		Cost	Market Value
	RIGHTS — 0.0%
	Financial Services — 0.0%
12,000	Deutsche Bank AG, expire 04/06/17†	$0	$28,320

	Retail — 0.0%
250,017	Safeway Casa Ley, CVR, expire 01/30/19†	27,343	95,006
250,017	Safeway PDC, CVR, expire 01/30/18†	1,313	5,000

	TOTAL RIGHTS	28,656	128,326

	WARRANTS — 0.0%
	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	522	327

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Building and Construction — 0.0%
$ 1,025,000	Layne Christensen Co., 4.250%, 11/15/18	1,019,817	908,406

	CORPORATE BONDS — 0.1%
	Energy and Utilities: Electric — 0.0%
200,000	Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/18†	0	0

	Equipment and Supplies — 0.1%
932,000	Mueller Industries Inc., 6.000%, 03/01/27	932,000	929,670

	Retail — 0.0%
3,000	Sears Holdings Corp., 8.000%, 12/15/19	2,682	2,370

	TOTAL CORPORATE BONDS	934,682	932,040

	TOTAL INVESTMENTS — 99.8%	$822,719,826	1,639,413,468

	Other Assets and Liabilities (Net) — 0.2%		2,753,115

	NET ASSETS — 100.0%		$1,642,166,583

†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $822,719,826)	$1,639,413,468
Foreign currency, at value (cost $11,212)	11,258
Cash	42,015
Receivable for investments sold	5,559,568
Receivable for Fund shares sold	1,185,794
Dividends and interest receivable	4,073,066
Prepaid expenses	62,747

Total Assets	1,650,347,916

Liabilities:
Payable for Fund shares redeemed	3,317,709
Payable for investment advisory fees	1,415,076
Payable for distribution fees	435,697
Payable for accounting fees	7,500
Line of credit payable	2,549,000
Other accrued expenses	456,351

Total Liabilities	8,181,333

Net Assets (applicable to 66,892,847 shares outstanding)	$1,642,166,583

Net Assets Consist of:
Paid-in capital	$720,514,339
Distributions in excess of net investment income	(5,357,240)
Accumulated net realized gain on investments and foreign currency transactions	110,350,282
Net unrealized appreciation on investments	816,693,642
Net unrealized depreciation on foreign currency translations	(34,440)

Net Assets	$1,642,166,583

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($750,100,717 ÷ 30,011,329 shares outstanding; 150,000,000 shares authorized)	$24.99

Class A:
Net Asset Value and redemption price per share ($129,223,798 ÷ 5,192,334 shares outstanding; 50,000,000 shares authorized)	$24.89

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.41

Class C:
Net Asset Value and offering price per share ($284,181,541 ÷ 13,151,275 shares outstanding; 50,000,000 shares authorized)	$21.61	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($478,660,527 ÷ 18,537,909 shares outstanding; 50,000,000 shares authorized)	$25.82

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $466,827)	$21,212,204
Interest	52,472
Other income*	67,326
Total Investment Income	21,332,002
Expenses:
Investment advisory fees	8,484,161
Distribution fees - Class AAA	983,558
Distribution fees - Class A	187,350
Distribution fees - Class C	1,458,387
Shareholder services fees	754,622
Shareholder communication expenses	138,053
Interest expense	113,338
Custodian fees	106,338
Legal and audit fees	71,116
Registration expenses	48,453
Directors’ fees	28,934
Accounting fees	22,500
Miscellaneous expenses	61,491

Total Expenses	12,458,301

Less:
Expenses paid indirectly by broker (See Note 6)	(7,138)

Net Expenses	12,451,163

Net Investment Income	8,880,839

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized gain on investments	144,388,989
Net realized gain on securities sold short	9,861
Net realized loss on foreign currency transactions	(72,040)

Net realized gain on investments, securities sold short, and foreign currency transactions	144,326,810

Net change in unrealized appreciation/depreciation:
on investments	(31,622,150)
on foreign currency translations	(7,306)

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(31,629,456)

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	112,697,354

Net Increase in Net Assets Resulting from Operations	$121,578,193

*	The Fund received a reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
Operations:
Net investment income	$8,880,839		$18,933,756
Net realized gain on investments, securities sold short, and foreign currency transactions	144,326,810		185,422,705
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(31,629,456)		10,943,889

Net Increase in Net Assets Resulting from Operations	121,578,193		215,300,350

Distributions to Shareholders:
Net investment income
Class AAA	(7,531,552	)*	(9,078,082)
Class A	(1,437,288	)*	(1,758,236)
Class C	(3,203,327	)*	(1,304,743)
Class I	(4,346,638	)*	(7,020,663)

	(16,518,805)		(19,161,724)

Net realized gain
Class AAA	(10,794,156	)*	(83,259,250)
Class A	(2,059,909	)*	(16,104,680)
Class C	(4,590,981	)*	(34,165,941)
Class I	(6,229,564	)*	(51,342,435)

	(23,674,610)		(184,872,306)

Return of capital
Class AAA	(8,493,026	)*	(32,303,440)
Class A	(1,620,772	)*	(6,305,011)
Class C	(3,612,262	)*	(16,125,596)
Class I	(4,901,528	)*	(14,445,009)

	(18,627,588)		(69,179,056)

Total Distributions to Shareholders	(58,821,003)		(273,213,086)

Capital Share Transactions:
Class AAA	(112,753,857)		(127,327,265)
Class A	(37,392,419)		(17,529,218)
Class C	(30,662,380)		(4,788,500)
Class I	(24,183,812)		(170,384,648)

Net Decrease in Net Assets from Capital Share Transactions	(204,992,468)		(320,029,631)

Redemption Fees	656		3,762

Net Decrease in Net Assets	(142,234,622)		(377,938,605)
Net Assets:
Beginning of year	1,784,401,205		2,162,339,810

End of period (including undistributed net investment income of $0 and $2,280,726, respectively)	$1,642,166,583		$1,784,401,205

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

10

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses	Portfolio Turnover Rate
Class AAA
2017(c)	$24.06	$0.13	$1.64	$1.77	$(0.24)	$(0.34)	$(0.26)	$(0.84)	$0.00	$24.99	7.48%	$750,101	1.10%(d)	1.41%(d)(e)(f)	0%(g)
2016	25.08	0.26	2.72	2.98	(0.26)	(2.35)	(1.39)	(4.00)	0.00	24.06	11.31	833,154	0.99	1.39(e)	1
2015	28.55	0.25	(1.71)	(1.46)	(0.18)	(1.83)	—	(2.01)	0.00	25.08	(5.40)	985,647	0.88	1.37(e)	3
2014	26.68	0.30	3.05	3.35	(0.44)	(0.38)	(0.66)	(1.48)	0.00	28.55	12.64	1,604,629	1.06	1.37	4
2013	22.54	0.29	4.49	4.78	(0.64)	—	—	(0.64)	0.00	26.68	21.38	1,726,724	1.15	1.39	6
2012	18.52	0.25	4.13	4.38	(0.35)	—	(0.01)	(0.36)	0.00	22.54	23.78	1,603,696	1.17	1.40	6
Class A
2017(c)	$23.96	$0.13	$1.64	$1.77	$(0.24)	$(0.34)	$(0.26)	$(0.84)	$0.00	$24.89	7.51%	$129,224	1.08%(d)	1.41%(d)(e)(f)	0%(g)
2016	24.99	0.26	2.71	2.97	(0.26)	(2.35)	(1.39)	(4.00)	0.00	23.96	11.31	160,593	0.99	1.39(e)	1
2015	28.45	0.26	(1.71)	(1.45)	(0.18)	(1.83)	—	(2.01)	0.00	24.99	(5.38)	183,418	0.90	1.37(e)	3
2014	26.59	0.30	3.04	3.34	(0.44)	(0.38)	(0.66)	(1.48)	0.00	28.45	12.64	209,501	1.07	1.37	4
2013	22.47	0.28	4.48	4.76	(0.64)	—	—	(0.64)	0.00	26.59	21.36	215,353	1.14	1.39	6
2012	18.47	0.25	4.11	4.36	(0.35)	—	(0.01)	(0.36)	0.00	22.47	23.73	164,177	1.19	1.40	6
Class C
2017(c)	$20.99	$0.04	$1.42	$1.46	$(0.24)	$(0.34)	$(0.26)	$(0.84)	$0.00	$21.61	7.08%	$284,181	0.36%(d)	2.16%(d)(e)(f)	0%(g)
2016	22.48	0.06	2.45	2.51	(0.09)	(2.35)	(1.56)	(4.00)	0.00	20.99	10.51	306,349	0.24	2.14(e)	1
2015	25.99	0.04	(1.54)	(1.50)	(0.18)	(1.83)	—	(2.01)	0.00	22.48	(6.10)	329,846	0.15	2.12(e)	3
2014	24.59	0.08	2.80	2.88	(0.25)	(0.38)	(0.85)	(1.48)	0.00	25.99	11.78	321,772	0.31	2.12	4
2013	20.97	0.09	4.17	4.26	(0.64)	—	—	(0.64)	0.00	24.59	20.50	224,804	0.38	2.14	6
2012	17.38	0.09	3.86	3.95	(0.21)	—	(0.15)	(0.36)	0.00	20.97	22.85	161,842	0.46	2.15	6
Class I
2017(c)	$24.80	$0.17	$1.69	$1.86	$(0.24)	$(0.34)	$(0.26)	$(0.84)	$0.00	$25.82	7.62%	$478,661	1.37%(d)	1.16%(d)(e)(f)	0%(g)
2016	25.68	0.33	2.79	3.12	(0.32)	(2.35)	(1.33)	(4.00)	0.00	24.80	11.59	484,305	1.24	1.14(e)	1
2015	29.11	0.34	(1.76)	(1.42)	(0.18)	(1.83)	—	(2.01)	0.00	25.68	(5.15)	663,429	1.15	1.12(e)	3
2014	27.11	0.38	3.10	3.48	(0.51)	(0.38)	(0.59)	(1.48)	0.00	29.11	12.92	652,719	1.28	1.12	4
2013	22.84	0.35	4.56	4.91	(0.64)	—	—	(0.64)	0.00	27.11	21.67	382,333	1.38	1.14	6
2012	18.71	0.33	4.16	4.49	(0.36)	—	—	(0.36)	0.00	22.84	24.13	309,157	1.54	1.15	6

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2017, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2017 and the years ended September 30, 2016 and 2015, there was no impact to the expense ratios.

(f)

The Fund incurred interest expense during the six months ended March 31, 2017. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.39% (Class AAA and Class A), 2.14% (Class C), and 1.14% (Class I). For the years ended September 30, 2016, 2015, 2014, 2013, and 2012, the effect of interest expense was minimal.

(g)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

11

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund is a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Observable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,635,958,769	—	—	$1,635,958,769
Convertible Preferred Stocks (a)	1,485,600	—	—	1,485,600
Rights (a)	28,320	$ 100,006	—	128,326
Warrants (a)	327	—	—	327
Convertible Corporate Bonds (a)	—	908,406	—	908,406
Corporate Bonds (a)	—	932,040	$ 0	932,040

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,637,473,016	$1,940,452	$ 0	$1,639,413,468

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. At March 31, 2017, the Fund held no investments in equity contract for difference swap agreements.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2017, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2017, the Fund held no restricted securities.

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2016 was as follows:

Distributions paid from:
Ordinary income	$19,177,983
Net long term capital gains	184,856,047
Return of capital	69,179,056

Total distributions paid	$273,213,086

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 20%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 39.6%. In addition, certain U.S. shareholders who are individuals, estates, or trusts and whose income exceeds certain thresholds will be required

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

to pay 3.8% Medicare tax on their “net investment income,” which includes dividends received from the Fund and capital gains from the sale or other disposition of shares of the Fund. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2017:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$829,778,266	$827,963,549	$(18,328,347)	$809,635,202

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2017, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

17

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2017, other than short term securities and U.S. Government obligations, aggregated $7,049,079 and $313,248,880, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2017, the Fund paid $148,112 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $66,131 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $7,138.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

During the six months ended March 31, 2017, the Fund engaged in sale transactions with funds that have a common investment adviser. These sale transactions complied with Rule 17a-7 under the Act and amount to $3,131.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2017, there was $2,549,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2017 was $10,835,692 with a weighted average interest rate of 1.90%. The maximum amount borrowed at any time during the six months ended March 31, 2017 was $55,607,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2017 and the year ended September 30, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

18

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	525,162	$12,893,884	1,436,608	$37,106,495
Shares issued upon reinvestment of distributions	1,046,912	25,513,491	4,791,800	117,986,705
Shares redeemed	(6,189,179)	(151,161,232)	(10,900,808)	(282,420,465)

Net decrease	(4,617,105)	$(112,753,857)	(4,672,400)	$(127,327,265)

Class A
Shares sold	585,984	$14,205,479	1,339,365	$34,432,584
Shares issued upon reinvestment of distributions	190,155	4,613,454	883,107	21,644,670
Shares redeemed	(2,286,245)	(56,211,352)	(2,859,662)	(73,606,472)

Net decrease	(1,510,106)	$(37,392,419)	(637,190)	$(17,529,218)

Class C
Shares sold	1,029,149	$21,782,739	2,876,079	$66,322,080
Shares issued upon reinvestment of distributions	470,392	9,951,632	2,069,324	44,696,486
Shares redeemed	(2,945,087)	(62,396,751)	(5,019,513)	(115,807,066)

Net decrease	(1,445,546)	$(30,662,380)	(74,110)	$(4,788,500)

Class I
Shares sold	2,570,885	$65,514,870	2,668,289	$70,894,899
Shares issued upon reinvestment of distributions	558,754	14,060,305	2,591,553	65,764,539
Shares redeemed	(4,121,599)	(103,758,987)	(11,564,857)	(307,044,086)

Net decrease	(991,960)	$(24,183,812)	(6,305,015)	$(170,384,648)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2017, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of equity income funds. The Independent Board Members noted that the Fund’s performance was in the third quartile of the funds in its category for the one year and three year periods, and the second quartile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity income funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within this group. The Independent Board Members also noted that the Fund’s size was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

20

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

21

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GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q117SR

The Gabelli Focus Five Fund

Semiannual Report — March 31, 2017

To Our Shareholders,

For the six months ended March 31, 2017, the net asset value (“NAV”) per Class I Share of The Gabelli Focus Five Fund decreased 0.3% compared with the Fund’s benchmark the Blended Index, which increased 9.3%. The benchmark consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a)(b) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	Since January 1, 2012(c)		Since Inception (12/31/02)
Class I (GWSIX)	(0.26)%	8.21%	8.46%	5.51%	10.04%		7.98%
Class AAA (GWSVX)	(0.61)	7.72	8.14	5.23	9.71		7.78
Russell 2500 Index	10.11	21.53	12.60	7.71	14.60	(d)	11.48
Russell 1000 Index	10.09	17.43	13.26	7.58	15.22		9.68
MSCI AC World Ex-U.S. Index	6.69	13.70	4.84	1.82	6.76		8.45
Blended Index	9.32	18.51	10.76	6.18	12.73		10.26
Class A (GWSAX)	(0.60)	7.72	8.15	5.24	9.72		7.81
With sales charge (e)	(6.32)	1.53	6.87	4.60	8.49		7.35
Class C (GWSCX)	(0.94)	6.95	7.35	4.46	8.91		7.02
With contingent deferred sales charge (f)	(1.93)	5.95	7.35	4.46	8.91		7.02

In the current prospectuses dated January 27, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.42%, 1.42%, 2.17%, and 1.17%, respectively. See page 7 for the expense ratios for the six months ended March 31, 2017. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of a 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	On January 1, 2012, the Fund began operating under its current name.
(d)	Russell 2500 Index performance is as of December 31, 2011.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2016 through March 31, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Focus Five Fund
Actual Fund Return
Class AAA	$1,000.00	$ 993.90	1.46%	$ 7.26
Class A	$1,000.00	$ 994.00	1.46%	$ 7.26
Class C	$1,000.00	$ 990.60	2.21%	$10.97
Class I	$1,000.00	$ 997.40	1.21%	$ 6.03
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.65	1.46%	$ 7.34
Class A	$1,000.00	$1,017.65	1.46%	$ 7.34
Class C	$1,000.00	$1,013.91	2.21%	$11.10
Class I	$1,000.00	$1,018.90	1.21%	$ 6.09
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2017:

The Gabelli Focus Five Fund

Cable and Satellite	10.8%
Food and Beverage	9.7%
Hotels and Gaming	9.2%
Computer Software and Services	9.1%
U.S. Government Obligations	9.0%
Retail	8.9%
Consumer Products	7.9%
Financial Services	6.8%
Health Care Equipment and Services	6.7%
Building and Construction	3.9%
Energy and Utilities	3.4%

Telecommunications	3.0%
Pharmaceuticals	2.8%
Automotive: Parts and Accessories	2.7%
Entertainment	2.4%
Health Care Equipment and Supplies	2.2%
Semiconductors	1.2%
Specialty Chemicals	1.0%
Other Assets and Liabilities (Net)	(0.7)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The Gabelli Focus Five Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.7%
	Automotive: Parts and Accessories — 2.7%
57,500	Delphi Automotive plc	$3,802,094	$4,628,175

	Building and Construction — 3.9%
275,000	Armstrong Flooring Inc.†	4,846,617	5,065,500
75,000	Taylor Morrison Home Corp., Cl. A†	1,009,825	1,599,000

		5,856,442	6,664,500

	Cable and Satellite — 10.8%
99,193	EchoStar Corp., Cl. A†	3,906,719	5,649,041
370,000	Liberty Global plc, Cl. C†	10,458,426	12,964,800

		14,365,145	18,613,841

	Computer Software and Services — 9.1%
11,000	Alphabet Inc., Cl. C†	6,797,837	9,125,160
1,081,970	Internap Corp.†	3,405,296	4,024,929
160,000	Twitter Inc.†	2,689,993	2,392,000

		12,893,126	15,542,089

	Consumer Products — 7.9%
130,000	Edgewell Personal Care Co.†	9,880,414	9,508,200
85,000	Newell Brands Inc.	3,987,377	4,009,450

		13,867,791	13,517,650

	Energy and Utilities — 3.4%
125,000	Canadian Solar Inc.†	1,428,557	1,533,750
650,000	Weatherford International plc†	3,007,946	4,322,500

		4,436,503	5,856,250

	Entertainment — 2.4%
70,000	Take-Two Interactive Software Inc.†	1,141,937	4,148,900

	Financial Services — 6.8%
165,000	Blackhawk Network Holdings Inc.†	5,250,502	6,699,000
85,000	Interactive Brokers Group Inc., Cl. A	2,897,052	2,951,200
911,687	Och-Ziff Capital Management Group LLC, Cl. A	3,248,879	2,060,413

		11,396,433	11,710,613

	Food and Beverage — 9.7%
821,419	Inventure Foods Inc.†	5,066,224	3,630,672
292,700	Maple Leaf Foods Inc.	4,874,476	7,104,828
35,000	Mondelēz International Inc., Cl. A	1,440,282	1,507,800
50,000	Post Holdings Inc.†	1,664,675	4,376,000

		13,045,657	16,619,300

Shares		Cost	Market Value
	Health Care Equipment and Services — 6.7%
6,793,900	BioScrip Inc.†(a)	$20,377,822	$11,549,630

	Health Care Equipment and Supplies — 2.2%
95,000	Alere Inc.†	3,263,486	3,774,350

	Hotels and Gaming — 9.2%
573,200	MGM Resorts International	11,967,053	15,705,680

	Pharmaceuticals — 2.8%
200,000	Akorn Inc.†	4,154,734	4,816,000

	Retail — 8.9%
40,000	Advance Auto Parts Inc.	5,952,819	5,930,400
450,000	Ascena Retail Group Inc.†	2,318,403	1,917,000
425,000	Hertz Global Holdings Inc.†	10,050,522	7,454,500

		18,321,744	15,301,900

	Semiconductors — 1.2%
90,678	Integrated Device Technology Inc.†	1,647,458	2,146,348

	Specialty Chemicals — 1.0%
35,000	Methanex Corp.	1,046,280	1,641,500

	Telecommunications — 3.0%
475,000	Gogo Inc.†	4,408,291	5,225,000

	TOTAL COMMON STOCKS	145,991,996	157,461,726

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.0%
$15,418,000	U.S. Treasury Bills, 0.466% to 0.751%††, 04/13/17 to 06/22/17	15,400,553	15,400,233

	TOTAL INVESTMENTS — 100.7%	$161,392,549	172,861,959

	Other Assets and Liabilities (Net) — (0.7)%		(1,267,929)

	NET ASSETS — 100.0%		$171,594,030

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

4

The Gabelli Focus Five Fund

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $141,014,727)	$161,312,329
Investments in affiliates, at value (cost $20,377,822)	11,549,630
Foreign currency, at value (cost $23,842)	23,905
Deposit at brokers	364,872
Receivable for investments sold	1,090,887
Receivable for Fund shares sold	249,684
Dividends receivable	8,866
Prepaid expenses	31,854

Total Assets	174,632,027

Liabilities:
Payable to custodian	30,524
Payable for investments purchased	2,174,347
Payable for Fund shares redeemed	538,490
Payable for investment advisory fees	147,960
Payable for distribution fees	47,536
Payable for accounting fees	7,500
Other accrued expenses	91,640

Total Liabilities	3,037,997

Net Assets (applicable to 13,007,961 shares outstanding)	$171,594,030

Net Assets Consist of:
Paid-in capital	$165,391,424
Accumulated net investment loss	(3,433,141)
Accumulated net realized loss on investments, written options, and foreign currency transactions	(1,833,726)
Net unrealized appreciation on investments	11,469,410
Net unrealized appreciation on foreign currency translations	63

Net Assets	$171,594,030

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($23,004,506 ÷ 1,708,504 shares outstanding; 100,000,000 shares authorized)	$13.46
Class A:
Net Asset Value and redemption price per share ($30,573,627 ÷ 2,247,654 shares outstanding; 50,000,000 shares authorized)	$13.60
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.43
Class C:
Net Asset Value and offering price per share ($41,324,796 ÷ 3,505,222 shares outstanding; 50,000,000 shares authorized)	$11.79 (a)
Class I:
Net Asset Value, offering, and redemption price per share ($76,691,101 ÷ 5,546,581 shares outstanding; 50,000,000 shares authorized)	$13.83

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $12,312)	$215,985
Interest	22,039
Other income*	2,010

Total Investment Income	240,034

Expenses:
Investment advisory fees	989,425
Distribution fees - Class AAA	34,988
Distribution fees - Class A	46,945
Distribution fees - Class C	236,069
Shareholder services fees	79,563
Registration expenses	36,590
Shareholder communications expenses	24,597
Accounting fees	22,500
Legal and audit fees	18,694
Custodian fees	10,659
Directors’ fees	3,780
Interest expense	381
Miscellaneous expenses	12,619

Total Expenses	1,516,810

Less:
Expenses paid indirectly by broker (See Note 6)	(1,447)

Net Expenses	1,515,363

Net Investment Loss	(1,275,329)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized gain on investments - unaffiliated	13,793,155
Net realized loss on investments - affiliated	(10,019,703)
Net realized gain on written options	340,371
Net realized gain on foreign currency transactions	126

Net realized gain on investments, written options, and foreign currency transactions	4,113,949

Net change in unrealized appreciation/depreciation:
on investments	(6,990,224)
on written options	(6,209)
on foreign currency translations	63

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(6,996,370)

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	(2,882,421)

Net Decrease in Net Assets Resulting from Operations	$(4,157,750)

*	The Fund received a reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

5

The Gabelli Focus Five Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations:
Net investment loss	$(1,275,329)	$(3,085,327)
Net realized gain/(loss) on investments, written options, and foreign currency transactions	4,113,949	(571,284)
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(6,996,370)	37,905,931

Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,157,750)	34,249,320

Distributions to Shareholders:
Net realized gain
Class AAA	(353,970)	—
Class A	(461,898)	—
Class C	(646,935)	—
Class I	(968,549)	—

Total Distributions to Shareholders	(2,431,352)	—

Capital Share Transactions:
Class AAA	(9,675,112)	(9,685,248)
Class A	(12,004,231)	(20,369,724)
Class C	(14,687,856)	(19,956,810)
Class I	(24,205,919)	(87,459,731)

Net Decrease in Net Assets from Capital Share Transactions	(60,573,118)	(137,471,513)

Redemption Fees	654	2,568

Net Decrease in Net Assets	(67,161,566)	(103,219,625)
Net Assets:
Beginning of year	238,755,596	341,975,221

End of period (including undistributed net investment income of $0 and $0, respectively)	$171,594,030	$238,755,596

See accompanying notes to financial statements.

6

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Loss (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Loss (a)		Expenses Net of Waivers/ Reimbursements	Expenses Before Waivers/ Reimbursements	Portfolio Turnover Rate
Class AAA
2017(d)	$13.70	$(0.08)	$(0.01)	$(0.09)	$(0.15)	$(0.15)	$0.00	$13.46	(0.61)%	$23,004	(1.22	)%(e)	1.46%(e)	1.46%(e)(f)	36%
2016	12.00	(0.14)	1.84	1.70	—	—	0.00	13.70	14.17	33,695	(1.11)		1.42	1.42(f)	60
2015	15.22	(0.12)	(1.81)	(1.93)	(1.29)	(1.29)	0.00	12.00	(14.11)	38,960	(0.83)		1.37	1.37(f)	73
2014	13.72	(0.09)	1.75	1.66	(0.16)	(0.16)	0.00	15.22	12.15	57,565	(0.58)		1.38	1.38	94
2013	11.11	(0.14)	3.13	2.99	(0.38)	(0.38)	0.00	13.72	27.74	50,275	(1.05)		1.54(g)	1.54(g)	69
2012	8.19	(0.11)	3.10	2.99	(0.07)	(0.07)	0.00	11.11	36.71	11,714	(1.09)		2.01	2.69(h)	140
Class A
2017(d)	$13.84	$(0.08)	$(0.01)	$(0.09)	$(0.15)	$(0.15)	$0.00	$13.60	(0.60)%	$30,574	(1.22	)%(e)	1.46%(e)	1.46%(e)(f)	36%
2016	12.12	(0.14)	1.86	1.72	—	—	0.00	13.84	14.19	43,775	(1.10)		1.42	1.42(f)	60
2015	15.36	(0.12)	(1.83)	(1.95)	(1.29)	(1.29)	0.00	12.12	(14.11)	57,987	(0.83)		1.37	1.37(f)	73
2014	13.85	(0.09)	1.76	1.67	(0.16)	(0.16)	0.00	15.36	12.11	105,369	(0.59)		1.38	1.38	94
2013	11.21	(0.14)	3.16	3.02	(0.38)	(0.38)	0.00	13.85	27.76	192,157	(1.05)		1.54(g)	1.54(g)	69
2012	8.26	(0.13)	3.15	3.02	(0.07)	(0.07)	0.00	11.21	36.76	7,574	(1.20)		2.01	2.69(h)	140
Class C
2017(d)	$12.06	$(0.11)	$(0.01)	$(0.12)	$(0.15)	$(0.15)	$0.00	$11.79	(0.94)%	$41,325	(1.97	)%(e)	2.21%(e)	2.21%(e)(f)	36%
2016	10.64	(0.21)	1.63	1.42	—	—	0.00	12.06	13.35	57,796	(1.85)		2.17	2.17(f)	60
2015	13.73	(0.20)	(1.60)	(1.80)	(1.29)	(1.29)	0.00	10.64	(14.74)	70,274	(1.58)		2.12	2.12(f)	73
2014	12.49	(0.18)	1.58	1.40	(0.16)	(0.16)	0.00	13.73	11.25	87,443	(1.31)		2.13	2.13	94
2013	10.22	(0.22)	2.87	2.65	(0.38)	(0.38)	0.00	12.49	26.80	55,865	(1.79)		2.29(g)	2.29(g)	69
2012	7.59	(0.17)	2.87	2.70	(0.07)	(0.07)	0.00	10.22	35.79	1,913	(1.83)		2.76	3.44(h)	140
Class I
2017(d)	$14.05	$(0.06)	$(0.01)	$(0.07)	$(0.15)	$(0.15)	$0.00	$13.83	(0.26)%	$76,691	(0.97	)%(e)	1.21%(e)	1.21%(e)(f)	36%
2016	12.27	(0.11)	1.89	1.78	—	—	0.00	14.05	14.51	103,490	(0.85)		1.17	1.17(f)	60
2015	15.50	(0.09)	(1.85)	(1.94)	(1.29)	(1.29)	0.00	12.27	(13.90)	174,754	(0.58)		1.12	1.12(f)	73
2014	13.94	(0.05)	1.77	1.72	(0.16)	(0.16)	0.00	15.50	12.39	318,785	(0.30)		1.13	1.13	94
2013	11.26	(0.11)	3.17	3.06	(0.38)	(0.38)	0.00	13.94	28.00	110,170	(0.79)		1.29(g)	1.29(g)	69
2012	8.27	(0.09)	3.15	3.06	(0.07)	(0.07)	0.00	11.26	37.21	14,862	(0.84)		1.76	2.44(h)	140

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity, net investment loss per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	For the six months ended March 31, 2017, unaudited.
(e)	Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2017 and the years ended September 30, 2016 and 2015, there was no impact to the expense ratios.

(g)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $140,973 for the year ended September 30, 2013, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.48% (Class AAA and Class A), 2.23% (Class C), and 1.23% (Class I).

(h)	During the year ended September 30, 2012, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

See accompanying notes to financial statements.

7

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focus Five Fund is a series of Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$157,461,726	—	$157,461,726
U.S. Government Obligations	—	$15,400,233	15,400,233
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$157,461,726	$15,400,233	$172,861,959

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended March 31, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2017 or September 30, 2016.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

9

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported, separately as Deposit at brokers, in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at March 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

10

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2017, the Fund held no option positions.

The Fund’s volume of activity in equity options contracts while outstanding during the six months ended March 31, 2017 had an average monthly market value of approximately $115,030. Please refer to Note 5 for option activity during the six months ended March 31, 2017.

For the six months ended March 31, 2017, the effect of equity option positions if any, can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, within Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

11

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

No distributions were paid during the year ended September 30, 2016.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required,

At September 30, 2016, the Fund had short term capital loss carryforwards with no expiration of $1,624,137. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

12

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2017:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$162,514,783	$26,612,258	$(16,265,082)	$10,347,176

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2017, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2017, other than short term securities and U.S. Government obligations, aggregated $66,837,833 and $134,705,207, respectively.

13

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Written options activity for the Fund for the six months ended March 31, 2017 was as follows:

	Number of Contracts	Premiums
Options outstanding at September 30, 2016	500	$39,959
Options written	4,700	628,427
Options repurchased	(3,200)	(490,027)
Options expired	(1,754)	(154,016)
Options exercised	(246)	(24,343)

Options outstanding at March 31, 2017	—	—

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2017, the Distributor retained a total of $13,106 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,447.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2017, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2017 was $18,214 with a weighted average interest rate of 2.04%. The maximum amount borrowed at any time during the six months ended March 31, 2017 was $2,270,000.

8. Capital Stock. The Fund offers four classes of shares–Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2017 and the year ended September 30, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

14

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	88,882	$1,171,349	325,047	$3,981,673
Shares issued upon reinvestment of distributions	26,864	339,562	—	—
Shares redeemed	(866,316)	(11,186,023)	(1,113,757)	(13,666,921)

Net decrease	(750,570)	$(9,675,112)	(788,710)	$(9,685,248)

Class A
Shares sold	163,079	$2,174,806	545,886	$6,946,569
Shares issued upon reinvestment of distributions	32,313	412,635	—	—
Shares redeemed	(1,110,517)	(14,591,672)	(2,168,667)	(27,316,293)

Net decrease	(915,125)	$(12,004,231)	(1,622,781)	$(20,369,724)

Class C
Shares sold	156,578	$1,781,438	745,654	$8,293,234
Shares issued upon reinvestment of distributions	47,717	529,185	—	—
Shares redeemed	(1,490,718)	(16,998,479)	(2,559,094)	(28,250,044)

Net decrease	(1,286,423)	$(14,687,856)	(1,813,440)	$(19,956,810)

Class I
Shares sold	1,012,366	$13,516,807	1,608,302	$20,528,256
Shares issued upon reinvestment of distributions	70,411	913,230	—	—
Shares redeemed	(2,902,459)	(38,635,956)	(8,485,808)	(107,987,987)

Net decrease	(1,819,682)	$(24,205,919)	(6,877,506)	$(87,459,731)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2017 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Loss	Value at March 31, 2017	Percent Owned of Shares Outstanding

Bioscrip Inc.	8,956,023	347,377	2,509,500	6,793,900	—	$(10,019,703)	$11,549,630	5.62%

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2017, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the performance of the Fund over various periods against a peer group of mid cap value funds. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year, three year, and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the recent profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of mid cap value funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members did not compare the management fee with the fees for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the recent profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

16

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

17

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Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI    (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc,

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant, Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q117SR

The Gabelli Small Cap Growth Fund Semiannual Report — March 31, 2017
Mario J. Gabelli, CFA
To Our Shareholders,	Portfolio Manager

For the six months ended March 31, 2017, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 11.5% compared with an increase of 11.5% for the Russell 2000 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a)(b) (Unaudited)						Since Inception (10/22/91)
	Six Months	1 Year	5 Year	10 Year	15 Year
Class AAA (GABSX)	11.50%	20.03%	12.27%	8.33%	10.14%	12.67%
Russell 2000 Index	11.52	26.22	12.35	7.12	8.38	9.79
Class A (GCASX)	11.49	20.01	12.27	8.33	10.14	12.66
With sales charge (c)	5.08	13.11	10.95	7.69	9.70	12.40
Class C (GCCSX)	11.08	19.12	11.43	7.53	9.42	12.23
With contingent deferred sales charge (d)	10.08	18.12	11.43	7.53	9.42	12.23
Class I (GACIX)	11.63	20.31	12.55	8.58	10.31	12.77

In the current prospectuses dated January 27, 2017, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. See page 15 for the expense ratios for the six months ended March 31, 2017. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)   Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)   The Fund’s fiscal year ends September 30.

(c)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)   Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2016 through March 31, 2017	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,115.00	1.38%	$ 7.28
Class A	$1,000.00	$1,114.90	1.38%	$ 7.28
Class C	$1,000.00	$1,110.80	2.13%	$11.21
Class I	$1,000.00	$1,116.30	1.13%	$ 5.96
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.05	1.38%	$ 6.94
Class A	$1,000.00	$1,018.05	1.38%	$ 6.94
Class C	$1,000.00	$1,014.31	2.13%	$10.70
Class I	$1,000.00	$1,019.30	1.13%	$ 5.69

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2017:

The Gabelli Small Cap Growth Fund

Food and Beverage	10.7%
Equipment and Supplies	8.8%
Diversified Industrial	6.4%
Energy and Utilities	6.3%
Business Services	6.2%
Automotive: Parts and Accessories	6.0%
Retail	5.9%
Health Care	5.2%
Specialty Chemicals	5.0%
Financial Services	4.3%
Aviation: Parts and Services	3.8%
Building and Construction	3.7%
Hotels and Gaming	3.4%
Computer Software and Services	2.5%
Entertainment	2.1%
Broadcasting	2.0%
Telecommunications	1.9%
Machinery	1.8%
Electronics	1.6%
Cable	1.5%
Consumer Products	1.5%
Consumer Services	1.4%
Real Estate	1.2%

Publishing	1.0%
Automotive	0.9%
Transportation	0.9%
Aerospace	0.8%
Metals and Mining	0.8%
Environmental Services	0.7%
Home Furnishings	0.4%
Manufactured Housing and Recreational Vehicles	0.4%
Wireless Communications	0.2%
Closed-End Funds	0.1%
Communications Equipment	0.1%
U.S. Government Obligations	0.0%*
Educational Services	0.0%*
Closed-End Business Development Company	0.0%*
Paper and Forest Products	0.0%*
Agriculture	0.0%*
Other Assets and Liabilities (Net)	0.5%

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.0%
	Aerospace — 0.8%
1,240,000	Aerojet Rocketdyne Holdings Inc.†	$8,011,576	$26,908,000
25,000	Embraer SA, ADR	430,623	552,000
20,000	Innovative Solutions & Support Inc.†	69,694	60,400

		8,511,893	27,520,400

	Agriculture — 0.0%
500,000	Black Earth Farming Ltd., SDR†	547,399	379,437
12,000	Cadiz Inc.†	93,950	180,600

		641,349	560,037

	Automotive — 0.9%
1,332,200	Navistar International Corp.†	36,473,987	32,798,764
15,000	PACCAR Inc.	627,598	1,008,000

		37,101,585	33,806,764

	Automotive: Parts and Accessories — 5.9%
14,039	Adient plc	659,810	1,020,178
236,000	BorgWarner Inc.	1,330,291	9,862,440
510,000	Brembo SpA	5,310,834	37,731,230
90,022	China Automotive Systems Inc.†	447,666	449,210
274,000	Cooper Tire & Rubber Co.	6,951,349	12,151,900
1,185,000	Dana Inc.	10,629,525	22,882,350
1,128,307	Federal-Mogul Holdings Corp.†	12,411,080	11,283,070
500	Lear Corp.	69,856	70,790
750,000	Modine Manufacturing Co.†	9,389,024	9,150,000
22,000	Monro Muffler Brake Inc.	150,657	1,146,200
177,500	O’Reilly Automotive Inc.†	4,663,019	47,896,600
45,000	Puradyn Filter Technologies Inc.†	11,732	2,407
185,000	SORL Auto Parts Inc.†	1,037,077	714,100
80,375	Spartan Motors Inc.	388,580	643,000
200,000	Standard Motor Products Inc.	1,551,316	9,828,000
207,000	Strattec Security Corp.(a)	4,420,973	5,754,600
385,000	Superior Industries International Inc.	6,301,729	9,759,750
475,000	Tenneco Inc.	4,109,505	29,649,500
26,000	Thor Industries Inc.	240,934	2,499,380
35,000	Uni-Select Inc.	831,975	930,894
14,000	Visteon Corp.†	1,432,188	1,371,300

		72,339,120	214,796,899

	Aviation: Parts and Services — 3.8%
25,000	AAR Corp.	302,990	840,750
9,500	Astronics Corp.†	15,743	301,435
18,675	Astronics Corp., Cl. B†	30,072	593,865
30,000	B/E Aerospace Inc.	1,588,379	1,923,300

Shares		Cost	Market Value

9,600,000	BBA Aviation plc	$21,992,440	$36,624,695
438,000	Curtiss-Wright Corp.	12,114,399	39,971,880
44,000	Ducommun Inc.†	868,225	1,266,760
875,000	Kaman Corp.	16,739,206	42,113,750
61,000	KLX Inc.†	2,313,775	2,726,700
85,000	Moog Inc., Cl. A†	703,065	5,724,750
16,200	Moog Inc., Cl. B†	471,841	1,090,098
68,000	Woodward Inc.	1,052,020	4,618,560

		58,192,155	137,796,543

	Broadcasting — 2.0%
247,034	Beasley Broadcast Group Inc., Cl. A	1,430,627	2,865,594
10,000	Cogeco Communications Inc.	340,851	534,271
23,300	Cogeco Inc.	592,837	1,043,537
25,000	Gray Television Inc.†	73,674	362,500
71,200	Gray Television Inc., Cl. A†	373,008	939,840
420,000	ITV plc	1,355,190	1,151,889
20,000	Liberty Broadband Corp., Cl. A†	124,003	1,701,800
52,362	Liberty Broadband Corp., Cl. C†	730,014	4,524,077
116,500	Liberty Global plc LiLAC, Cl. A†	3,809,476	2,590,960
283,000	Liberty Global plc LiLAC, Cl. C†	9,205,117	6,520,320
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	66,962	654,000
40,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	139,035	1,366,000
80,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	271,567	3,113,600
145,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	487,936	5,623,100
360,000	MSG Networks Inc., Cl. A†	2,378,357	8,406,000
169,100	Nexstar Media Group Inc.	10,374,285	11,862,365
150,000	Pandora Media Inc.†	2,027,795	1,771,500
594,500	Salem Media Group Inc.	2,056,752	4,429,025
169,000	Sinclair Broadcast Group Inc., Cl. A	1,323,964	6,844,500
450,000	Sirius XM Holdings Inc.	219,282	2,317,500
60,000	TiVo Corp.	1,332,742	1,125,000
33,000	Tribune Media Co., Cl. A	1,001,076	1,229,910

		39,714,550	70,977,288

	Building and Construction — 3.7%
196,126	Armstrong Flooring Inc.†	3,491,269	3,612,641
55,000	Beazer Homes USA Inc.†	924,311	667,150
260,000	CalAtlantic Group Inc.	4,201,792	9,737,000
295,000	D.R. Horton Inc.	3,487,620	9,826,450
52,000	Gibraltar Industries Inc.†	1,113,797	2,142,400
390,000	Herc Holdings Inc.†	13,036,562	19,067,100

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Building and Construction (Continued)
750,000	Hovnanian Enterprises Inc., Cl. A†	$1,928,866	$1,702,500
1,000	JELD-WEN Holding Inc.†	23,000	32,850
140,385	Johnson Controls International plc	2,752,473	5,913,016
200,000	KB Home	2,123,861	3,976,000
370,000	Layne Christensen Co.†	6,879,794	3,270,800
61,000	Lennar Corp., Cl. A	848,493	3,122,590
479,000	Lennar Corp., Cl. B	13,120,316	20,022,200
600,000	Louisiana-Pacific Corp.†	5,071,723	14,892,000
200	Masonite International Corp.†	14,909	15,850
126,000	MDC Holdings Inc.	2,993,987	3,786,300
150,000	Meritage Homes Corp.†	3,332,016	5,520,000
2,700	NVR Inc.†	1,908,453	5,688,576
345,000	PulteGroup Inc.	2,447,272	8,124,750
200	Titan Machinery Inc.†	2,572	3,068
375,000	Toll Brothers Inc.†	7,339,496	13,541,250

		77,042,582	134,664,491

	Business Services — 6.2%
36,000	ACCO Brands Corp.†	266,315	473,400
100,000	Ascent Capital Group Inc., Cl. A†	2,136,061	1,413,000
120,000	Blackhawk Network Holdings Inc.†	2,777,945	4,872,000
525,006	Clear Channel Outdoor Holdings Inc., Cl. A	1,909,003	3,176,286
1,130,000	Diebold Nixdorf Inc.	36,525,174	34,691,000
559,000	Edgewater Technology Inc.†	2,762,887	4,164,550
95,000	GP Strategies Corp.†	791,180	2,403,500
30,000	GSE Systems Inc.†	130,842	102,000
6,224,861	Internap Corp.†(a)(b)	12,790,414	23,156,483
17,000	Landauer Inc.	443,034	828,750
1,100,000	Live Nation Entertainment Inc.†	11,276,960	33,407,000
210,000	Loomis AB, Cl. B	2,237,130	6,646,393
200,000	Macquarie Infrastructure Corp.	1,613,089	16,116,000
94,000	McGrath RentCorp	2,555,092	3,155,580
345,000	Scientific Games Corp., Cl. A†	4,181,040	8,159,250
15,000	Sealed Air Corp.	362,982	653,700
21,900	Sequential Brands Group Inc.†	211,008	85,191
115,000	Sohgo Security Services Co. Ltd.	1,389,979	4,291,970
36,500	Stamps.com Inc.†	336,171	4,319,775
175,720	Team Inc.†	5,144,336	4,753,226
220,000	The Brink’s Co.	4,775,332	11,759,000

Shares		Cost	Market Value

2,000,000	The Interpublic Group of Companies Inc.	$15,460,476	$49,140,000
33,050	TransAct Technologies Inc.	168,459	267,705
403,000	Trans-Lux Corp.†(a)	3,940,122	735,475
47,000	United Rentals Inc.†	587,456	5,877,350
14,444	Vectrus Inc.†	306,666	322,823

		115,079,153	224,971,407

	Cable — 1.5%
167,000	AMC Networks Inc., Cl. A†	2,124,059	9,799,560
2,800	Cable One Inc.	778,529	1,748,516
50,000	DISH Network Corp., Cl. A†	968,420	3,174,500
36,000	EchoStar Corp., Cl. A†	708,109	2,050,200
297,990	Liberty Global plc, Cl. A†	7,607,076	10,688,901
734,391	Liberty Global plc, Cl. C†	18,704,379	25,733,061

		30,890,572	53,194,738

	Closed-End Business Development Company — 0.0%
108,000	MVC Capital Inc.	1,160,867	970,920

	Closed-End Funds — 0.1%
83,296	The Central Europe, Russia, and Turkey Fund Inc.	2,374,116	1,743,385
31,977	The European Equity Fund Inc.	318,173	266,049
110,853	The New Germany Fund Inc.	1,520,104	1,637,299

		4,212,393	3,646,733

	Communications Equipment — 0.1%
355,000	Communications Systems Inc.	2,922,982	1,562,000
52,000	Fortinet Inc.†	1,067,508	1,994,200

		3,990,490	3,556,200

	Computer Software and Services — 2.5%
158,000	Activision Blizzard Inc.	2,434,228	7,877,880
44,000	Avid Technology Inc.†	436,719	205,040
12,000	CommerceHub Inc., Cl. A†	126,588	185,760
14,000	CommerceHub Inc., Cl. C†	98,978	217,420
222,000	comScore Inc.†	6,711,108	4,792,980
350,000	FalconStor Software Inc.†	908,240	139,230
264,933	Global Sources Ltd.†	1,743,276	2,185,697
75,077	Guidance Software Inc.†	671,365	442,954
42,000	InterXion Holding NV†	687,045	1,661,520
20,000	Mercury Systems Inc.†	303,410	781,000
20,187	MKS Instruments Inc.	367,981	1,387,856
284,000	NCR Corp.†	2,710,294	12,973,120
3,996	NetScout Systems Inc.†	14,188	151,648
65,000	Quantum Corp.†	204,798	56,550
12,000	Rocket Internet SE†	305,549	205,210
100,000	Rockwell Automation Inc.	2,731,906	15,571,000
10,000	SecureWorks Corp., Cl. A†	127,406	95,000
150,000	Stratasys Ltd.†	4,020,370	3,073,500
246,300	Tyler Technologies Inc.†	951,218	38,068,128

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
2,000	Zedge Inc., Cl. B†	$7,168	$6,140

		25,561,835	90,077,633

	Consumer Products — 1.5%
275,000	1-800-FLOWERS.COM Inc., Cl. A†	1,090,703	2,805,000
74,000	Brunswick Corp.	1,881,888	4,528,800
33,500	Chofu Seisakusho Co. Ltd.	484,644	783,261
100,000	Church & Dwight Co. Inc.	266,314	4,987,000
90,000	Ginko International Co. Ltd.	1,135,282	824,586
2,000	Harley-Davidson Inc.	4,712	121,000
145,000	Hunter Douglas NV	6,246,437	9,746,794
2,800	Kobayashi Pharmaceutical Co. Ltd.	115,862	135,561
14,000	LCI Industries	237,825	1,397,200
271,498	Marine Products Corp.	172,581	2,951,183
10,000	National Presto Industries Inc.	300,897	1,022,000
12,000	Newell Brands Inc.	112,731	566,040
415,000	Sally Beauty Holdings Inc.†	2,718,474	8,482,600
220,000	Samick Musical Instruments Co. Ltd.	299,584	456,407
13,000	Shimano Inc.	1,500,919	1,897,512
9,750	Steven Madden Ltd.†	36,466	375,863
150,000	Swedish Match AB	2,992,162	4,879,668
87,425	Syratech Corp.†	17,426	262
25,000	The Scotts Miracle-Gro Co.	771,996	2,334,750
22,000	WD-40 Co.	606,916	2,396,900
100,000	Wolverine World Wide Inc.	486,710	2,497,000

		21,480,529	53,189,387

	Consumer Services — 1.4%
53,000	Bowlin Travel Centers Inc.†	53,947	96,195
2,750	Collectors Universe Inc.	1,420	71,775
18,000	IAC/InterActiveCorp.†	199,991	1,326,960
265,017	KAR Auction Services Inc.	3,573,437	11,573,292
20,000	Liberty Expedia Holdings Inc., Cl. A†	257,948	909,600
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	1,487,382	2,002,000
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	393,577	521,700
30,000	Liberty Ventures, Cl. A†	328,297	1,334,400
895,000	Rollins Inc.	2,267,896	33,231,350

		8,563,895	51,067,272

	Diversified Industrial — 6.3%
17,200	Acuity Brands Inc.	239,211	3,508,800
30,000	Aegion Corp.†	561,304	687,300
100,000	Albany International Corp., Cl. A	2,202,678	4,605,000

Shares		Cost	Market Value

238,000	Ampco-Pittsburgh Corp.	$3,329,928	$3,343,900
6,000	Anixter International Inc.†	57,120	475,800
54,000	Burnham Holdings Inc., Cl. A	1,027,533	866,700
40,076	Covisint Corp.†	103,328	82,156
402,000	Crane Co.	9,587,092	30,081,660
120,000	EnPro Industries Inc.	6,570,400	8,539,200
115,000	Greif Inc., Cl. A	2,267,516	6,335,350
117,970	Greif Inc., Cl. B	5,709,954	7,703,441
1,230,000	Griffon Corp.	13,317,143	30,319,500
35,440	Handy & Harman Ltd.†	903,509	963,968
35,000	Haynes International Inc.	1,705,221	1,334,200
190,000	Jardine Strategic Holdings Ltd.	3,487,637	7,980,000
489,850	Katy Industries Inc.†(a)	644,852	93,071
48,000	Key Technology Inc.†	678,183	636,480
200,000	Kimball International Inc., Cl. B	2,029,334	3,300,000
50,000	L.B. Foster Co., Cl. A	642,804	625,000
80,000	Lawson Products Inc.†	1,171,587	1,796,000
95,000	Lincoln Electric Holdings Inc.	2,555,503	8,251,700
60,500	Lindsay Corp.	1,469,781	5,331,260
29,200	Lydall Inc.†	316,544	1,565,120
31,000	Matthews International Corp., Cl. A	738,674	2,097,150
596,076	Myers Industries Inc.	6,711,998	9,447,805
126,000	Oil-Dri Corp. of America	1,382,128	4,696,020
125,000	Olin Corp.	2,446,749	4,108,750
310,000	Park-Ohio Holdings Corp.	3,082,761	11,144,500
19,000	Pentair plc	727,134	1,192,820
98,000	Raven Industries Inc.	2,426,663	2,846,900
32,000	Roper Technologies Inc.	620,029	6,607,680
313,000	Sevcon Inc.†(a)	1,981,995	4,676,220
140,000	Sevcon Inc.†(a)	1,081,886	2,044,014
96,000	Sonoco Products Co.	2,940,089	5,080,320
200	Spectrum Brands Holdings Inc.	22,606	27,802
58,000	Standex International Corp.	1,563,076	5,808,700
270,046	Steel Partners Holdings LP	4,557,818	5,211,888
7,000	T Hasegawa Co. Ltd.	105,119	132,920
8,000	Terex Corp.	190,480	251,200
390,000	Textron Inc.	2,523,213	18,560,100
538,571	Tredegar Corp.	9,209,268	9,451,921
244,000	Trinity Industries Inc.	3,786,904	6,478,200

		106,676,752	228,290,516

	Educational Services — 0.0%
59,000	Career Education Corp.†	416,169	513,300
125,000	Corinthian Colleges Inc.†	209,899	125
183,000	Universal Technical Institute Inc.	2,556,950	631,350

		3,183,018	1,144,775

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics — 1.6%
196,000	Badger Meter Inc.	$2,797,399	$7,203,000
283,000	Bel Fuse Inc., Cl. A(a)	6,411,650	6,265,620
550,000	CTS Corp.	5,306,161	11,715,000
568,000	Cypress Semiconductor Corp.	4,584,805	7,815,680
40,000	Daktronics Inc.	362,126	378,000
80,000	Dolby Laboratories Inc., Cl. A	3,254,229	4,192,800
1,167	Fortive Corp.	4,776	70,277
245,000	Gentex Corp.	3,067,460	5,225,850
20,000	IMAX Corp.†	158,565	680,000
44,000	InvenSense Inc.†	558,356	555,720
70,000	KEMET Corp.†	270,334	840,000
80,000	MOCON Inc.	1,193,450	1,740,000
359,947	Park Electrochemical Corp.	5,851,373	6,428,653
60,000	Renesas Electronics Corp.†	389,832	628,941
200,000	Stoneridge Inc.†	1,868,892	3,628,000

		36,079,408	57,367,541

	Energy and Utilities — 6.3%
12,000	Amec Foster Wheeler plc, ADR	35,093	79,080
70,000	Avangrid Inc.	2,750,953	2,991,800
125,000	Avista Corp.	4,157,796	4,881,250
310,000	Black Hills Corp.	7,825,474	20,605,700
70,000	Black Ridge Oil and Gas Inc.†	0	3,355
270,271	Callon Petroleum Co.†	2,037,944	3,556,766
46,000	Chesapeake Utilities Corp.	838,953	3,183,200
6,000	Clean Energy Fuels Corp.†	52,782	15,300
38,000	CMS Energy Corp.	197,906	1,700,120
22,000	Connecticut Water Service Inc.	443,186	1,169,300
40,000	CONSOL Energy Inc.†	582,641	671,200
11,000	Consolidated Water Co. Ltd.	141,093	128,150
155,000	Covanta Holding Corp.	438,363	2,433,500
95,000	Diamondback Energy Inc.†	4,942,774	9,852,925
406,000	El Paso Electric Co.	5,906,970	20,503,000
80,000	Energy Recovery Inc.†	352,081	665,600
60,000	EXCO Resources Inc.†	69,000	37,194
20,000	Gamesa Corporacion Tecnologica SA	117,491	473,234
135,000	Great Plains Energy Inc.	2,496,694	3,944,700
110,000	Hawaiian Electric Industries Inc.	2,784,810	3,664,100
44,000	Middlesex Water Co.	755,374	1,625,800
95,000	National Fuel Gas Co.	5,556,830	5,663,900
15,000	Northwest Natural Gas Co.	715,241	886,500
76,500	NorthWestern Corp.	2,327,018	4,490,550
80,000	Oceaneering International Inc.	1,366,984	2,166,400
300,000	Otter Tail Corp.	7,092,607	11,370,000
12,000	Patterson-UTI Energy Inc.	241,902	291,240

Shares		Cost	Market Value

1,250,000	PNM Resources Inc.	$14,688,912	$46,250,000
72,000	Rowan Companies plc, Cl. A†	2,499,120	1,121,760
2,075,000	RPC Inc.	1,558,047	37,993,250
110,000	SJW Group	2,143,221	5,304,200
175,500	Southwest Gas Holdings Inc.	4,302,243	14,550,705
15,000	Spire Inc.	594,172	1,012,500
100,000	SunEdison Inc.†	91,317	7,350
29,000	Tesoro Corp.	334,093	2,350,740
42,000	The York Water Co.	587,880	1,472,100
14,000	Vestas Wind Systems A/S	132,040	1,138,293
220,000	Westar Energy Inc.	4,036,837	11,939,400

		85,195,842	230,194,162

	Entertainment — 2.0%
19,579	AMC Entertainment Holdings Inc., Cl. A	677,433	615,760
50,000	Discovery Communications Inc., Cl. A†	863,334	1,454,500
100,000	Discovery Communications Inc., Cl. C†	926,160	2,831,000
431,384	Dover Motorsports Inc.	1,595,309	949,045
25,000	Eros International plc†	277,344	257,500
7,000	Global Eagle Entertainment Inc.†	71,676	22,330
69,000	International Speedway Corp., Cl. A	2,180,287	2,549,550
6,814	International Speedway Corp., Cl. B	167,786	252,459
22,000	Liberty Media Corp.-Liberty Braves, Cl. A†	295,106	526,680
250,604	Liberty Media Corp.-Liberty Braves, Cl. C†	3,842,274	5,926,785
14,000	Lions Gate Entertainment Corp., Cl. A	286,293	371,840
62,845	Lions Gate Entertainment Corp., Cl. B†	1,549,913	1,532,154
25,000	Manchester United plc, Cl. A	391,011	422,500
254,000	Pinnacle Entertainment Inc.†	2,839,720	4,958,080
165,000	Take-Two Interactive Software Inc.†	1,484,183	9,779,550
124,000	The Madison Square Garden Co, Cl. A†	6,688,655	24,764,040
260,000	Twenty-First Century Fox Inc., Cl. A	673,473	8,421,400
157,000	Universal Entertainment Corp.	2,117,510	5,020,390
150,000	World Wrestling Entertainment Inc., Cl. A	1,647,848	3,333,000

		28,575,315	73,988,563

	Environmental Services — 0.7%
400,000	Republic Services Inc.	5,798,456	25,124,000

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies — 8.7%
88,000	A.O. Smith Corp.	$328,585	$4,502,080
525,000	AMETEK Inc.	925,486	28,392,000
41,000	AZZ Inc.	1,307,305	2,439,500
10,000	Belden Inc.	119,356	691,900
55,500	Chart Industries Inc.†	1,875,039	1,939,170
526,000	CIRCOR International Inc.	15,057,382	31,265,440
317,000	Core Molding Technologies Inc.†	584,285	5,652,110
165,000	Crown Holdings Inc.†	666,877	8,736,750
2,335	Danaher Corp.	15,131	199,713
178,000	Donaldson Co. Inc.	1,577,779	8,102,560
215,000	Entegris Inc.†	1,209,536	5,031,000
830,063	Federal Signal Corp.	5,906,469	11,463,170
300,000	Flowserve Corp.	2,954,946	14,526,000
315,000	Franklin Electric Co. Inc.	1,582,139	13,560,750
244,000	Graco Inc.	8,720,951	22,970,160
93,000	IDEX Corp.	705,777	8,696,430
455,000	Interpump Group SpA	2,802,617	10,581,621
67,000	Itron Inc.†	2,752,959	4,066,900
37,000	Littelfuse Inc.	706,680	5,916,670
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	761,789
80,000	Minerals Technologies Inc.	3,960,234	6,128,000
6,000	MSA Safety Inc.	179,592	424,140
700,000	Mueller Industries Inc.	18,816,308	23,961,000
540,000	Mueller Water Products Inc., Cl. A	4,114,354	6,382,800
10,000	Plantronics Inc.	262,977	541,100
2,000	Regal Beloit Corp.	59,351	151,300
4,000	Teleflex Inc.	60,933	774,920
280,000	Tennant Co.	5,791,145	20,342,000
870,000	The Gorman-Rupp Co.	14,653,416	27,318,000
150,000	The Greenbrier Companies Inc.	2,216,486	6,465,000
266,363	The L.S. Starrett Co., Cl. A	3,261,907	2,796,811
100,000	The Manitowoc Co. Inc.†	153,409	570,000
75,000	The Middleby Corp.†	1,121,311	10,233,750
40,000	The Timken Co.	1,374,376	1,808,000
48,000	The Toro Co.	845,248	2,998,080
7,500	Valmont Industries Inc.	172,236	1,166,250
130,000	Vicor Corp.†	1,050,308	2,093,000
7,875	Watsco Inc., Cl. B	23,627	1,128,527
174,000	Watts Water Technologies Inc., Cl. A	4,593,766	10,848,900

		112,869,892	315,627,291

	Financial Services — 4.2%
10,000	Alleghany Corp.†	1,595,952	6,146,600
29,282	Argo Group International Holdings Ltd.	724,275	1,985,320
10,770	BKF Capital Group Inc.†	210,018	78,513

Shares		Cost	Market Value

12,500	Capitol Federal Financial Inc.	$125,000	$182,875
22,000	Crazy Woman Creek Bancorp Inc.	343,564	354,750
636,000	Energy Transfer Equity LP	873,410	12,548,280
110	Farmers & Merchants Bank of Long Beach	697,127	822,250
80,000	FCB Financial Holdings Inc., Cl. A†	2,298,603	3,964,000
9,967	Fidelity Southern Corp.	63,366	223,061
500,093	Flushing Financial Corp.	8,835,466	13,437,499
64,800	FNB Corp.	648,150	963,576
40,000	Fortress Investment Group LLC, Cl. A	122,977	318,000
1,140,000	GAM Holding AG	14,745,365	14,055,808
190,000	Hilltop Holdings Inc.	3,695,290	5,219,300
310,000	Hope Bancorp Inc.	3,512,655	5,942,700
455,800	Huntington Bancshares Inc.	4,363,341	6,103,162
1,350,000	Janus Capital Group Inc.	13,871,453	17,820,000
140,000	KeyCorp	2,149,499	2,489,200
750,072	KKR & Co. LP	3,915,582	13,673,813
180,000	Legg Mason Inc.	4,136,892	6,499,800
15,000	M&T Bank Corp.	1,294,650	2,320,950
11,500	Manning & Napier Inc.	117,859	65,550
62,000	Medallion Financial Corp.	460,200	122,760
295,000	Och-Ziff Capital Management Group LLC, Cl. A	1,653,784	666,700
165,000	Oritani Financial Corp.	1,685,540	2,805,000
125,000	PJT Partners Inc., Cl. A	3,887,034	4,386,250
31,000	PrivateBancorp Inc.	508,110	1,840,470
56,000	Pzena Investment Management Inc., Cl. A	532,967	551,040
843	South State Corp.	62,077	75,322
12,000	State Auto Financial Corp.	284,397	329,400
431,887	Sterling Bancorp	4,773,930	10,235,722
14,000	T. Rowe Price Group Inc.	603,780	954,100
14,000	TFS Financial Corp.	205,115	232,680
150,000	The Charles Schwab Corp.	2,404,087	6,121,500
5,000	Thomasville Bancshares Inc.	175,040	191,250
25,000	Universal American Corp.†	218,017	249,250
40,782	Value Line Inc.	570,979	701,858
27,000	Virtu Financial Inc., Cl. A	493,656	459,000
470,000	Waddell & Reed Financial Inc., Cl. A	8,859,671	7,990,000
10,121	Waterloo Investment Holdings Ltd.†	1,390	405
565,000	Wright Investors’ Service Holdings Inc.†	1,159,219	367,815

		96,879,487	153,495,529

	Food and Beverage — 10.7%
575,000	Arca Continental SAB de CV	1,132,490	3,992,576

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
3,000	Blue Buffalo Pet Products Inc.†	$55,641	$69,000
112,500	Brown-Forman Corp., Cl. A	1,083,791	5,295,375
21,000	Bull-Dog Sauce Co. Ltd.	120,234	431,959
5,000,000	China Tontine Wines Group Ltd.†	960,438	145,403
222,000	Chr. Hansen Holding A/S	9,326,991	14,249,054
620,000	Cott Corp.	4,874,545	7,663,200
350,000	Crimson Wine Group Ltd.†	3,112,381	3,500,000
1,900,000	Davide Campari-Milano SpA	12,727,117	22,032,687
55,000	Dean Foods Co.	656,947	1,081,300
259,300	Denny’s Corp.†	846,982	3,207,541
302,000	Dr Pepper Snapple Group Inc.	6,135,751	29,571,840
3,500,000	Dynasty Fine Wines Group Ltd.†	1,246,520	648,523
110,000	Farmer Brothers Co.†	1,983,969	3,888,500
510,000	Flowers Foods Inc.	1,347,594	9,899,100
139,000	Ingredion Inc.	2,900,939	16,739,770
180,000	ITO EN Ltd.	3,741,497	6,572,352
120,000	Iwatsuka Confectionery Co. Ltd.	6,100,712	4,818,108
23,500	J & J Snack Foods Corp.	531,096	3,185,660
146,000	Kameda Seika Co. Ltd.	5,952,869	6,399,713
1,300,000	Kikkoman Corp.	13,674,730	38,826,013
215,000	Lifeway Foods Inc.†	2,159,887	2,306,950
1,230,000	Maple Leaf Foods Inc.	22,211,188	29,856,300
6,000	MEIJI Holdings Co. Ltd.	117,526	499,596
72,000	MGP Ingredients Inc.	382,002	3,904,560
450,000	Morinaga Milk Industry Co. Ltd.	1,808,850	3,338,723
28,000	National Beverage Corp.	1,228,415	2,366,840
85,000	Nissin Foods Holdings Co. Ltd.	2,907,986	4,710,770
30,000	Nutrisystem Inc.	382,707	1,665,000
8,548,096	Parmalat SpA	24,295,307	27,959,272
277,000	Post Holdings Inc.†	9,829,762	24,243,040
310,000	Rock Field Co. Ltd.	2,420,094	5,076,170
885,000	Snyder’s-Lance Inc.	20,335,051	35,674,350
25,000	The Boston Beer Co. Inc., Cl. A†	535,992	3,616,250
423,000	The Hain Celestial Group Inc.†	3,698,822	15,735,600
76,000	The J.M. Smucker Co.	2,608,859	9,962,080
110,000	The WhiteWave Foods Co.†	1,155,562	6,176,500
800,000	Tingyi (Cayman Islands) Holding Corp.	1,806,272	1,004,697
346,081	Tootsie Roll Industries Inc.	6,455,936	12,926,126
93,000	United Natural Foods Inc.†	2,654,822	4,020,390
22,000	Vina Concha Y Toro SA, ADR	820,659	748,000

Shares		Cost	Market Value

1,400,000	Vitasoy International Holdings Ltd.	$1,028,189	$2,781,445
20,000	Willamette Valley Vineyards Inc.†	73,225	160,000
150,000	Yakult Honsha Co. Ltd.	3,747,741	8,326,597

		191,178,088	389,276,930

	Health Care — 5.2%
50,000	Achaogen Inc.†	460,664	1,261,500
15,000	Akorn Inc.†	431,223	361,200
25,000	Alere Inc.†	645,066	993,250
11,000	Align Technology Inc.†	77,923	1,261,810
22,000	Allergan plc	6,783,480	5,256,240
78,000	AngioDynamics Inc.†	856,768	1,353,300
7,000	Anika Therapeutics Inc.†	63,228	304,080
43,000	Biolase Inc.†	38,708	58,050
12,400	Bio-Rad Laboratories Inc., Cl. A†	883,151	2,471,816
18,000	Bruker Corp.	164,974	419,940
147,500	Cantel Medical Corp.	1,665,537	11,814,750
166,000	Cempra Inc.†	2,254,103	622,500
176,200	Chemed Corp.	4,713,618	32,189,978
59,000	CONMED Corp.	1,505,771	2,620,190
380,000	Cutera Inc.†	3,945,824	7,866,000
64,500	DexCom Inc.†	482,992	5,465,085
210,024	Exactech Inc.†	3,283,169	5,292,605
192,000	Globus Medical Inc., Cl. A†	4,431,625	5,687,040
43,000	Henry Schein Inc.†	844,050	7,308,710
4,000	Heska Corp.†	30,737	419,920
46,500	ICU Medical Inc.†	2,163,255	7,100,550
73,000	Integer Holdings Corp.†	1,650,360	2,934,600
9,000	K2M Group Holdings Inc.†	160,659	184,590
150,000	Kindred Healthcare Inc.	1,888,206	1,252,500
17,600	Lexicon Pharmaceuticals Inc.†	230,556	252,384
32,000	LivaNova plc†	1,683,284	1,568,320
120,000	Masimo Corp.†	3,132,986	11,191,200
204,000	Meridian Bioscience Inc.	4,152,151	2,815,200
19,853	Neogen Corp.†	576,800	1,301,364
145,000	NuVasive Inc.†	4,284,884	10,828,600
25,500	Nuvectra Corp.†	174,575	174,165
18,000	Ophthotech Corp.†	109,890	65,880
319,500	OPKO Health Inc.†	1,967,486	2,556,000
163,444	Orthofix International NV†	4,090,071	6,235,389
69,678	Owens & Minor Inc.	1,452,849	2,410,859
175,000	Pain Therapeutics Inc.†	526,572	156,327
50,000	Patterson Cos., Inc.	1,908,401	2,261,500
636,000	Quidel Corp.†	7,144,104	14,399,040
200,000	RTI Surgical Inc.†	965,135	800,000
25,000	Seikagaku Corp.	292,810	416,554
54,084	STERIS plc	4,031,421	3,756,675
2,300	Straumann Holding AG	206,988	1,067,164

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
3,000	Stryker Corp.	$142,188	$394,950
43,000	SurModics Inc.†	892,751	1,034,150
14,000	Syneron Medical Ltd.†	116,750	147,700
104,000	Tetraphase Pharmaceuticals Inc.†	649,903	955,760
26,000	The Cooper Companies Inc.	998,852	5,197,140
45,500	United-Guardian Inc.	411,719	668,850
404,500	Wright Medical Group NV†	8,320,598	12,588,040
18,000	Zeltiq Aesthetics Inc.†	454,065	1,000,980

		88,342,880	188,744,395

	Home Furnishings — 0.4%
211,500	Bassett Furniture Industries Inc.	2,317,612	5,689,350
35,000	Bed Bath & Beyond Inc.	992,346	1,381,100
34,000	Ethan Allen Interiors Inc.	819,694	1,042,100
200,000	La-Z-Boy Inc.	3,913,290	5,400,000

		8,042,942	13,512,550

	Hotels and Gaming — 3.4%
152,000	Belmond Ltd., Cl. A†	1,430,860	1,839,200
500,000	Boyd Gaming Corp.†	4,146,653	11,005,000
190,000	Canterbury Park Holding Corp.	1,954,657	1,966,500
195,100	Churchill Downs Inc.	7,692,642	30,991,635
170,000	Dover Downs Gaming & Entertainment Inc.†	728,732	178,500
148,000	Formosa International Hotels Corp.	1,300,083	763,352
50,000	Full House Resorts Inc.†	125,715	121,500
116,000	Gaming and Leisure Properties Inc.	1,267,163	3,876,720
1,000,000	Genting Singapore plc	969,758	729,170
167,300	Golden Entertainment Inc.	1,429,894	2,213,379
65,000	International Game Technology plc	1,230,436	1,540,500
170,000	Las Vegas Sands Corp.	869,239	9,701,900
3,150,000	Mandarin Oriental International Ltd.	4,525,377	4,095,000
30,000	Penn National Gaming Inc.†	131,625	552,900
560,000	Ryman Hospitality Properties Inc.	16,389,148	34,624,800
2,900,000	The Hongkong & Shanghai Hotels Ltd.	3,109,105	3,403,204
376,000	The Marcus Corp.	4,769,848	12,069,600
24,000	Wynn Resorts Ltd.	199,481	2,750,640

		52,270,416	122,423,500

	Machinery — 1.8%
470,000	Astec Industries Inc.	17,146,572	28,902,650
3,000	Capstone Turbine Corp.†	4,212	2,295

Shares		Cost	Market Value

1,700,000	CNH Industrial NV	$5,782,380	$16,388,000
2,000	Disco Corp.	156,366	304,141
270,000	Kennametal Inc.	5,510,161	10,592,100
6,000	Nordson Corp.	107,171	737,040
170,000	The Eastern Co.	3,312,976	3,638,000
188,000	Twin Disc Inc.†	3,376,061	3,867,160
100,000	Welbilt Inc.†	513,586	1,963,000
5,000	Xylem Inc.	177,110	251,100

		36,086,595	66,645,486

	Manufactured Housing and Recreational Vehicles — 0.4%
91,000	Cavco Industries Inc.†	2,571,702	10,592,400
73,992	Nobility Homes Inc.	850,472	1,170,923
84,490	Skyline Corp.†	493,561	795,896
60,000	Winnebago Industries Inc.	734,195	1,755,000

		4,649,930	14,314,219

	Metals and Mining — 0.8%
285,800	Allegheny Technologies Inc.	4,817,116	5,132,968
52,003	Barrick Gold Corp.	1,522,648	987,537
173,350	Century Aluminum Co.†	1,896,897	2,199,812
25,500	Constellium NV, Cl. A†	165,390	165,750
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	157,010
135,000	Kinross Gold Corp.†	796,824	473,850
344,000	Materion Corp.	7,765,947	11,541,200
52,100	Stillwater Mining Co.†	477,514	899,767
200,000	TimkenSteel Corp.†	2,976,863	3,782,000
245,000	Turquoise Hill Resources Ltd.†	1,368,145	752,150
45,000	United States Steel Corp.	448,111	1,521,450
15,000	Yamana Gold Inc.	50,671	41,400

		22,403,909	27,654,894

	Paper and Forest Products — 0.0%
16,000	Schweitzer-Mauduit International Inc.	373,701	662,720

	Publishing — 1.0%
80,000	Cambium Learning Group Inc.†	261,134	392,000
3,000	Graham Holdings Co., Cl. B	1,379,851	1,798,650
970,000	Il Sole 24 Ore SpA†	1,051,096	580,522
12,000	John Wiley & Sons Inc., Cl. B	46,500	650,640
53,000	Meredith Corp.	1,588,434	3,423,800
65,000	News Corp., Cl. A	91,837	845,000
1,300,000	The E.W. Scripps Co., Cl. A†	12,675,118	30,472,000

		17,093,970	38,162,612

	Real Estate — 1.2%
70,000	Capital Properties Inc., Cl. A†	814,111	973,000
164,000	Cohen & Steers Inc.	3,773,098	6,555,080
265,000	Griffin Industrial Realty Inc.(a)	4,977,462	8,201,750
6,967	Gyrodyne LLC	201,352	147,143

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
19,500	Lamar Advertising Co., Cl. A	$174,506	$1,457,430
103,000	Morguard Corp.	1,314,900	14,173,779
43,747	New Senior Investment Group Inc.	496,047	446,219
10,000	Reading International Inc., Cl. A†	154,247	155,400
6,000	Seritage Growth Properties, Cl. A	300,919	258,900
130,000	Tejon Ranch Co.†	3,608,091	2,845,700
505,060	The St. Joe Co.†	8,182,966	8,611,273

		23,997,699	43,825,674

	Retail — 5.9%
330,000	Aaron’s Inc.	3,379,591	9,814,200
200,000	AutoNation Inc.†	3,399,442	8,458,000
20,224	Barnes & Noble Education Inc.†	151,401	193,948
32,000	Barnes & Noble Inc.	293,897	296,000
130,000	Big 5 Sporting Goods Corp.	1,443,429	1,963,000
22,639	Biglari Holdings Inc.†	6,366,435	9,779,595
157,000	Casey’s General Stores Inc.	6,065,812	17,623,250
50,000	Coldwater Creek Inc.†	71,495	735
82,000	Copart Inc.†	1,407,742	5,078,260
1,000	Cracker Barrel Old Country Store Inc.	59,645	159,250
451,000	CST Brands Inc.	15,533,947	21,688,590
430,000	Dominion Diamond Corp.	6,115,209	5,430,900
2,500	Dunkin’ Brands Group Inc.	47,500	136,700
13,000	Fairway Group Holdings Corp.†	2,760	91
183,500	GNC Holdings Inc., Cl. A	3,214,977	1,350,560
800,000	Hertz Global Holdings Inc.†	17,896,035	14,032,000
80,000	HSN Inc.	2,423,032	2,968,000
665,000	Ingles Markets Inc., Cl. A	11,051,587	28,694,750
760,000	J.C. Penney Co. Inc.†	8,712,108	4,681,600
70,000	Lands’ End Inc.†	1,374,170	1,501,500
180,000	Macy’s Inc.	2,590,692	5,335,200
80,000	Movado Group Inc.	1,353,733	1,996,000
17,000	Murphy USA Inc.†	649,528	1,248,140
157,000	Nathan’s Famous Inc.†	262,984	9,836,050
6,000	Neff Corp., Cl. A†	55,903	116,700
100,000	Penske Automotive Group Inc.	1,476,842	4,681,000
255,000	Pier 1 Imports Inc.	2,640,615	1,825,800
290,000	Rush Enterprises Inc., Cl. B†	3,282,048	9,042,200
4,000	Salvatore Ferragamo SpA	78,673	119,823
3,100	Sprouts Farmers Market Inc.†	57,829	71,672
215,000	SUPERVALU Inc.†	1,774,593	829,900
300,000	The Bon-Ton Stores Inc.†	1,827,421	252,030
400,000	The Cheesecake Factory Inc.	11,476,310	25,344,000

Shares		Cost	Market Value

194,000	Tractor Supply Co.	$1,774,881	$13,380,180
43,500	Village Super Market Inc., Cl. A	1,127,119	1,152,750
114,000	Vitamin Shoppe, Inc.†	3,509,353	2,297,100
56,000	Weis Markets Inc.	1,772,705	3,340,400
1,054	Winmark Corp.	72,976	119,102
12,000	Yoox Net-A-Porter Group SpA†	295,129	285,733

		125,089,548	215,124,709

	Specialty Chemicals — 5.0%
53,000	A. Schulman Inc.	1,261,806	1,666,850
98,000	Albemarle Corp.	3,367,963	10,352,720
71,500	Ashland Global Holdings Inc.	2,247,876	8,852,415
1,373,604	Chemtura Corp.†	29,553,673	45,878,374
2,275,000	Ferro Corp.†	14,547,991	34,557,250
36,000	GCP Applied Technologies Inc.†	1,166,549	1,175,400
305,000	H.B. Fuller Co.	4,074,383	15,725,800
90,000	Hawkins Inc.	3,286,859	4,410,000
1,000,000	Huntsman Corp.	7,257,278	24,540,000
16,000	NewMarket Corp.	1,655,130	7,251,680
300,000	OMNOVA Solutions Inc.†	574,864	2,970,000
124,000	Platform Specialty Products Corp.†	1,236,621	1,614,480
12,000	Quaker Chemical Corp.	196,457	1,579,920
242,000	Sensient Technologies Corp.	4,873,985	19,180,920
22,102	SGL Carbon SE†	203,585	224,939
10,000	Takasago International Corp.	271,028	320,668
2,000	Valvoline Inc.	43,164	49,100

		75,819,212	180,350,516

	Telecommunications — 1.9%
83,000	ATN International Inc.	3,744,891	5,844,860
560,000	Cincinnati Bell Inc.†	9,218,908	9,912,000
62,000	Consolidated Communications Holdings Inc.	610,866	1,452,040
945,000	Gogo Inc.†	15,098,018	10,395,000
35,000	Harris Corp.	2,818,971	3,894,450
250,000	HC2 Holdings Inc.†	1,000,923	1,550,000
6,000	IDT Corp., Cl. B	39,479	76,320
120,000	Iridium Communications Inc.†	1,180,541	1,158,000
266,431	Ixia†	3,421,151	5,235,369
40,000	Loral Space & Communications Inc.†	1,567,658	1,576,000
140,000	New ULM Telecom Inc.	1,294,046	1,307,600
40,000	Pharol SGPS SA	16,517	16,045
115,000	Rogers Communications Inc., Cl. B	555,319	5,085,300
232,010	Shenandoah Telecommunications Co.	982,995	6,507,881
700,000	Sprint Corp.†	3,655,869	6,076,000

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
6,629	Straight Path Communications Inc., Cl. B†	$122,880	$238,445
830,000	VEON Ltd., ADR	2,424,386	3,386,400
35,000	Verizon Communications Inc.	747,321	1,706,250
800,000	Windstream Holdings Inc.	5,153,100	4,360,000

		53,653,839	69,777,960

	Transportation — 0.9%
490,000	GATX Corp.	15,218,669	29,870,400
20,000	Irish Continental Group plc	14,688	105,187
415,000	ModusLink Global Solutions Inc.†	1,509,095	747,000
146,000	Navigator Holdings Ltd.†	2,038,564	2,007,500

		18,781,016	32,730,087

	Wireless Communications — 0.2%
95,000	Millicom International Cellular SA, SDR	5,728,833	5,297,774
50,000	United States Cellular Corp.†	1,991,054	1,866,500

		7,719,887	7,164,274

	TOTAL COMMON STOCKS	1,705,244,770	3,596,399,615

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.1%
137,000	Jungheinrich AG	941,806	4,551,175

	Financial Services — 0.1%
159,488	Steel Partners Holdings LP, 6.000%, 02/07/26	5,573,805	3,548,608

	TOTAL PREFERRED STOCKS	6,515,611	8,099,783

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Business Services — 0.0%
14,747	Trans-Lux Pfd., Ser. B(a)	2,949,400	214,638

	Diversified Industrial — 0.1%
60,098	Sevcon Inc., 4.000%, Ser. A(a)	1,292,107	2,632,292

	TOTAL CONVERTIBLE PREFERRED STOCKS	4,241,507	2,846,930

	RIGHTS — 0.1%
	Entertainment — 0.1%
1,680,000	Media General Inc., CVR, expire 12/31/17†	2	2,872,800

	Health Care — 0.0%
58,000	Durata Therapeutics Inc., CVR, expire 12/31/20†	0	0

Shares		Cost	Market Value

300,000	Sanofi, CVR, expire 12/31/20†	$280,936	$135,000

		280,936	135,000

	TOTAL RIGHTS	280,938	3,007,800

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
70,000	Sevcon Inc., expire 07/11/21†(a)	194,914	588,298

Principal Amount
	CORPORATE BONDS — 0.1%
	Automotive — 0.0%
$ 300,000	Navistar International Corp., 8.250%, 11/01/21	211,363	301,497

	Equipment and Supplies — 0.1%
3,500,000	Mueller Industries Inc., 6.000%, 03/01/27	3,500,000	3,491,250

	TOTAL CORPORATE BONDS	3,711,363	3,792,747

	U.S. GOVERNMENT OBLIGATIONS — 0.0%
1,505,000	U.S. Treasury Bills, 0.720%††, 04/20/17	1,504,428	1,504,487

	TOTAL INVESTMENTS — 99.5%	$1,721,693,531	3,616,239,660

	Other Assets and Liabilities (Net) — 0.5%		18,369,914

	NET ASSETS — 100.0%		$3,634,609,574

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of the Rule 144A security amounted to $23,156,483 or 0.64% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

Assets:
Investments, at value (cost $1,681,007,756)	$3,561,877,199
Investments in affiliates, at value (cost $40,685,775)	54,362,461
Foreign currency, at value (cost $994,273)	953,365
Cash	4,077,483
Receivable for investments sold	15,183,036
Receivable for Fund shares sold	3,330,427
Dividends and interest receivable	3,457,547
Prepaid expenses	96,422

Total Assets	3,643,337,940

Liabilities:
Payable for Fund shares redeemed	4,416,163
Payable for investment advisory fees	3,083,310
Payable for distribution fees	638,326
Payable for accounting fees	7,500
Other accrued expenses	583,067

Total Liabilities	8,728,366

Net Assets (applicable to 67,640,701 shares outstanding)	$3,634,609,574

Net Assets Consist of:
Paid-in capital	$1,658,841,041
Accumulated net investment income	2,298,172
Accumulated net realized gain on investments and foreign currency transactions	78,969,544
Net unrealized appreciation on investments	1,894,546,129
Net unrealized depreciation on foreign currency translations	(45,312)

Net Assets	$3,634,609,574

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,846,763,600 ÷ 34,340,724 shares outstanding; 150,000,000 shares authorized)	$53.78
Class A:
Net Asset Value and redemption price per share ($229,377,471 ÷ 4,267,164 shares outstanding; 50,000,000 shares authorized)	$53.75
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$57.03
Class C:
Net Asset Value and offering price per share ($233,535,567 ÷ 4,873,429 shares outstanding; 50,000,000 shares authorized)	$47.92	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($1,324,932,936 ÷ 24,159,384 shares outstanding; 50,000,000 shares authorized)	$54.84

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $201,302)	$27,642,244
Dividends - affiliated	308,656
Interest	151,211
Other income*	110,013

Total Investment Income	28,212,124

Expenses:
Investment advisory fees	17,608,491
Distribution fees - Class AAA	2,260,719
Distribution fees - Class A	333,535
Distribution fees - Class C	1,143,191
Shareholder services fees	1,543,004
Shareholder communication expenses	278,795
Custodian fees	156,433
Legal and audit fees	67,277
Directors’ fees	62,632
Registration expenses	62,414
Accounting fees	22,500
Interest expense	2,807
Miscellaneous expenses	87,852

Total Expenses	23,629,650

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(4,965)
Expenses paid indirectly by broker (See Note 6)	(11,156)

Total Credits and Reductions	(16,121)

Net Expenses	23,613,529

Net Investment Income	4,598,595

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	101,491,922
Net realized loss on investments - affiliated	(19,971)
Net realized loss on foreign currency transactions	(62,569)

Net realized gain on investments and foreign currency transactions	101,409,382

Net change in unrealized appreciation/depreciation:
on investments	278,134,421
on foreign currency translations	(39,414)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	278,095,007

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	379,504,389

Net Increase in Net Assets Resulting from Operations	$384,102,984

*	The Fund received a reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Operations:
Net investment income	$4,598,595	$2,518,463
Net realized gain on investments and foreign currency transactions	101,409,382	135,912,785
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	278,095,007	298,632,108

Net Increase in Net Assets Resulting from Operations	384,102,984	437,063,356

Distributions to Shareholders:
Net investment income
Class I	(1,482,446)	—

Net realized gain
Class AAA	(69,298,120)	(66,085,582)
Class A	(10,531,673)	(10,407,406)
Class C	(9,687,652)	(9,096,124)
Class I	(44,184,445)	(38,921,755)

	(133,701,890)	(124,510,867)

Total Distributions to Shareholders	(135,184,336)	(124,510,867)

Capital Share Transactions:
Class AAA	(60,780,929)	(171,884,032)
Class A	(59,680,163)	(32,204,148)
Class C	(8,154,532)	(12,335,617)
Class I	99,046,526	(4,204,959)

Net Decrease in Net Assets from Capital Share Transactions	(29,569,098)	(220,628,756)

Redemption Fees	1,234	8,589

Net Increase in Net Assets	219,350,784	91,932,322
Net Assets:
Beginning of year	3,415,258,790	3,323,326,468

End of period (including undistributed net investment income of $2,298,172 and $ 0, respectively)	$3,634,609,574	$3,415,258,790

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratio to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)	Operating Expenses (d)	Portfolio Turnover Rate
Class AAA
2017(e)	$50.13	$0.06	$5.58	$5.64	—	$(1.99)	$(1.99)	$0.00	$53.78	11.50%	$1,846,764	0.22%(f)	1.38%(f)(g)	3%
2016	45.47	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.13	14.26	1,779,333	0.05	1.39(g)(h)	4
2015	46.91	(0.05)	(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.47	(1.25)	1,784,050	(0.10)	1.38(g)	9
2014	45.82	(0.14)	2.65	2.51	—	(1.42)	(1.42)	0.00	46.91	5.47	2,103,544	(0.28)	1.38	5
2013	35.84	0.20	10.87	11.07	$(0.25)	(0.84)	(1.09)	0.00	45.82	31.82	2,171,213	0.50	1.39	5
2012	29.16	(0.03)	7.46	7.43	—	(0.75)	(0.75)	0.00	35.84	25.98	1,535,477	(0.09)	1.41	7
Class A
2017(e)	$50.11	$0.04	$5.59	$5.63	—	$(1.99)	$(1.99)	$0.00	$53.75	11.49%	$229,377	0.16%(f)	1.38%(f)(g)	3%
2016	45.45	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.11	14.26	270,163	0.05	1.39(g)(h)	4
2015	46.89	(0.05)	(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.45	(1.25)	276,603	(0.10)	1.38(g)	9
2014	45.80	(0.14)	2.65	2.51	—	(1.42)	(1.42)	0.00	46.89	5.47	292,796	(0.28)	1.38	5
2013	35.84	0.17	10.89	11.06	$(0.26)	(0.84)	(1.10)	0.00	45.80	31.80	305,617	0.43	1.39	5
2012	29.15	(0.03)	7.47	7.44	—	(0.75)	(0.75)	0.00	35.84	26.02	169,823	(0.08)	1.41	7
Class C
2017(e)	$45.04	$(0.12)	$4.99	$4.87	—	$(1.99)	$(1.99)	$0.00	$47.92	11.08%	$233,536	(0.53)%(f)	2.13%(f)(g)	3%
2016	41.31	(0.30)	5.75	5.45	—	(1.72)	(1.72)	0.00	45.04	13.41	227,464	(0.70)	2.14(g)(h)	4
2015	43.01	(0.38)	(0.40)	(0.78)	—	(0.92)	(0.92)	0.00	41.31	(1.98)	220,763	(0.85)	2.13(g)	9
2014	42.43	(0.46)	2.46	2.00	—	(1.42)	(1.42)	0.00	43.01	4.68	222,684	(1.03)	2.13	5
2013	33.27	(0.12)	10.12	10.00	—	(0.84)	(0.84)	0.00	42.43	30.80	186,540	(0.32)	2.14	5
2012	27.31	(0.26)	6.97	6.71	—	(0.75)	(0.75)	0.00	33.27	25.08	102,214	(0.83)	2.16	7
Class I
2017(e)	$51.09	$0.13	$5.68	$5.81	$(0.07)	$(1.99)	$(2.06)	$0.00	$54.84	11.63%	$1,324,933	0.50%(f)	1.13%(f)(g)	3%
2016	46.19	0.13	6.49	6.62	—	(1.72)	(1.72)	0.00	51.09	14.56	1,138,299	0.29	1.14(g)(h)	4
2015	47.52	0.08	(0.49)	(0.41)	—	(0.92)	(0.92)	0.00	46.19	(1.00)	1,041,910	0.17	1.13(g)	9
2014	46.29	(0.01)	2.66	2.65	—	(1.42)	(1.42)	0.00	47.52	5.72	899,211	(0.03)	1.13	5
2013	36.29	0.29	10.99	11.28	(0.44)	(0.84)	(1.28)	0.00	46.29	32.14	568,573	0.71	1.14	5
2012	29.44	0.08	7.52	7.60	—	(0.75)	(0.75)	0.00	36.29	26.31	344,869	0.24	1.16	7

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)

The ratios do not include a reduction of advisory fee on unsupervised assets for the year ended September 30, 2012. Including such advisory fee reduction on unsupervised assets, the ratios of operating expenses to average net assets would have been 1.40% (Class AAA and Class A), 2.15% (Class C), and 1.15% (Class I), respectively. For the six months ended March 31, 2017 and the years ended September 30, 2016, 2015, 2014, and 2013, the effect was minimal.

(e)	For the six months ended March 31, 2017, unaudited.
(f)	Annualized.
(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2017 and the years ended September 30, 2016 and 2015, there was no impact on the expense ratios.

(h)

During the year ended September 30, 2016, the Fund received a one time reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the expense ratios would have been 1.38% (Class AAA and Class A), 2.13% (Class C), and 1.13% (Class I).

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund is a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. Gabelli Funds, LLC (the “Adviser”) currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 203,511,422	$ 2,407	$11,283,070	$ 214,796,899
Aviation: Parts and Services	137,202,678	593,865	—	137,796,543
Business Services	224,235,932	735,475	—	224,971,407
Consumer Products	53,189,125	—	262	53,189,387
Consumer Services	50,971,077	96,195	—	51,067,272
Diversified Industrial	225,286,731	3,003,785	—	228,290,516
Educational Services	1,144,650	—	125	1,144,775
Entertainment	73,736,104	252,459	—	73,988,563
Financial Services	152,870,611	624,513	405	153,495,529
Food and Beverage	388,628,407	—	648,523	389,276,930
Manufactured Housing and Recreational Vehicles	13,143,296	1,170,923	—	14,314,219
Retail	215,123,883	—	826	215,124,709
Other Industries (a)	1,838,942,866	—	—	1,838,942,866
Total Common Stocks	3,577,986,782	6,479,622	11,933,211	3,596,399,615
Preferred Stocks (a)	8,099,783	—	—	8,099,783
Convertible Preferred Stocks (a)	—	2,846,930	—	2,846,930
Rights (a)	135,000	—	2,872,800	3,007,800
Warrants (a)	—	588,298	—	588,298
Corporate Bonds (a)	—	3,792,747	—	3,792,747
U.S. Government Obligations	—	1,504,487	—	1,504,487
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,586,221,565	$15,212,084	$14,806,011	$3,616,239,660

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended March 31, 2017, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2017, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2016 was $124,510,867 of net long term capital gains.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,732,008,650	$1,973,437,052	$(89,206,042)	$1,884,231,010

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2017, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2017, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $4,965.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”) an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2017, other than short term securities and U.S. Government obligations, aggregated $98,733,332 and $206,444,440, respectively.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2017, the Fund paid $132,489 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $39,737 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $11,156.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

During the six months ended March 31, 2017, the Fund engaged in sale transactions with funds that have a common investment adviser. These sale transactions complied with Rule 17a-7 under the Act and amount to $44,979.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 8, 2018 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2017, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2017 was $70,236 with a weighted average interest rate of 2.26%. The maximum amount borrowed at any time during the six months ended March 31, 2017 was $3,784,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2017 and the year ended September 30, 2016, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	1,216,386	$62,790,698	2,409,898	$111,806,739
Shares issued upon reinvestment of distributions	1,339,898	67,691,631	1,366,459	64,729,142
Shares redeemed	(3,708,510)	(191,263,258)	(7,521,289)	(348,419,913)

Net decrease	(1,152,226)	$(60,780,929)	(3,744,932)	$(171,884,032)

Class A
Shares sold	412,187	$21,255,880	917,514	$42,933,050
Shares issued upon reinvestment of distributions	191,443	9,665,977	198,812	9,413,748
Shares redeemed	(1,727,796)	(90,602,020)	(1,811,015)	(84,550,946)

Net decrease	(1,124,166)	$(59,680,163)	(694,689)	$(32,204,148)

Class C
Shares sold	362,457	$16,785,821	649,485	$27,265,851
Shares issued upon reinvestment of distributions	199,574	9,006,763	196,038	8,396,317
Shares redeemed	(738,696)	(33,947,116)	(1,139,350)	(47,997,785)

Net decrease	(176,665)	$(8,154,532)	(293,827)	$(12,335,617)

Class I
Shares sold	4,629,209	$245,287,925	5,922,484	$281,871,627
Shares issued upon reinvestment of distributions	798,769	41,112,658	720,229	34,693,416
Shares redeemed	(3,549,776)	(187,354,057)	(6,917,731)	(320,770,002)

Net increase/(decrease)	1,878,202	$99,046,526	(275,018)	$(4,204,959)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2017 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividends	Realized Loss	Value at March 31, 2017	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A	284,000	—	(1,000)	283,000	$34,020	$(12,746)	$6,265,620	13.01%
Griffin Industrial Realty Inc.*	235,000	30,000	—	265,000	70,500	—	8,201,750	5.27%
Internap Corp.*	375,000	5,849,861	—	6,224,861	—	—	23,156,483	7.57%
Katy Industries Inc.	491,000	—	(1,150)	489,850	—	(7,225)	93,071	6.16%
Sevcon Inc.	313,000	—	—	313,000	—	—	4,676,220	5.86%
Sevcon Inc.	140,000	—	—	140,000	—	—	2,044,014	2.62%
Sevcon Inc., 4.000%, Ser. A	60,098	—	—	60,098	57,694	—	2,632,292	—
Sevcon Inc., expire 07/11/21	70,000	—	—	70,000	—	—	588,298	—
Strattec Security Corp.	207,000	—	—	207,000	57,960	—	5,754,600	5.64%
Trans-Lux Corp.	403,000	—	—	403,000	—	—	735,475	23.56%
Trans-Lux Pfd., Ser. B	14,747	—	—	14,747	88,482	—	214,638	—

Total					$308,656	$(19,971)	$54,362,461

*	Security was not affiliated at September 30, 2016.

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2017, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of small cap core funds chosen by Broadridge as being comparable. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year period and in the third quartile for the three and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund with similar expense ratios of the peer group of small cap core funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios and size were above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f   914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q117SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/02/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 6/02/2017

By (Signature and Title)* /s/ John C. Ball John C. Ball, Principal Financial Officer and Treasurer

Date 6/02/2017

* Print the name and title of each signing officer under his or her signature.